UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------

                               Third Avenue Trust
                               ------------------

               (Exact name of registrant as specified in charter)

          622 Third Avenue, 32nd Floor, New York, NY                  10017
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY    10017
--------------------------------------------------------------------------------
            (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: April 30, 2005
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:


                           [THIRD AVENUE FUNDS LOGO]


                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND



                               SEMI-ANNUAL REPORT
                                ----------------
                                 April 30, 2005

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS


                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov., and (iii) the Funds website www.thirdave.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Beginning on the fiscal quarter ended July 31, 2004, the Third Avenue Funds have begun to file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                              PRINCIPAL                                                                       VALUE         % OF
                              AMOUNT (+)    ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 8.10%
Foreign Government Obligations
(Great Britain Pounds) +      26,500,000    United Kingdom T-Bill, 4.66%,+ due 05/09/05(g)               $ 50,488,549
                              10,500,000    United Kingdom T-Bill, 4.69%,+ due 05/23/05                    19,969,760
                              13,200,000    United Kingdom T-Bill, 4.66%,+ due 06/06/05                    25,058,916
                              36,800,000    United Kingdom T-Bill, 4.66%,+ due 06/13/05                    69,797,694
                              64,000,000    United Kingdom T-Bill, 4.69%,+ due 07/11/05                   120,953,764
                              13,200,000    United Kingdom T-Bill, 4.69%,+ due 07/18/05                    24,925,048
                              10,500,000    United Kingdom T-Bill, 4.69%,+ due 08/01/05                    19,793,161
                              37,500,000    United Kingdom T-Bill, 4.69%,+ due 09/26/05                    70,179,770
                                                                                                         ------------
                                                                                                          401,166,662       8.10%
                                                                                                         ------------
                                            TOTAL BONDS
                                            (Cost $400,221,476)                                           401,166,662
                                                                                                         ------------
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.49%
Energy & Utilities            17,500,000    Mirant Corporation 364 Day Revolver (a) (b)*                   12,600,000       0.26%
                                                                                                         ------------
Insurance Services             4,576,741    Safelite Glass Term A Note (b)                                  3,844,463
Companies                      9,124,579    Safelite Glass Term B Note (b)                                  7,664,647
                                                                                                         ------------
                                                                                                           11,509,110       0.23%
                                                                                                         ------------
                                            TOTAL BANK DEBT
                                            (Cost $19,681,744)                                             24,109,110
                                                                                                         ------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 9.27%
Aerospace/Defense             28,307,000    Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a) (b) *          639,317
                              45,384,000    Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a) (b) *        1,025,003
                                                                                                         ------------
                                                                                                            1,664,320       0.03%
                                                                                                         ------------
Auto Parts                    59,750,000    Collins & Aikman Products, Inc. 10.75%, due 12/31/11           44,636,837       0.90%
                                                                                                         ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       1
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                              PRINCIPAL                                                                       VALUE         % OF
                              AMOUNT ($)    ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Building & Construction       78,559,000    USG Corp. 9.25%, due 09/15/01 (a) (b) *                      $ 105,386,899
                              85,535,000    USG Corp. 8.50%, due 08/01/05 (a) *                            112,478,525
                                 555,000    USG Corp. Muni East Chicago Solid Waste Disposal 5.50%,
                                            due 09/01/28 (a) *                                                 676,728
                               3,755,000    USG Corp. Muni East Chicago Solid Waste Disposal 6.375%,
                                            due 08/01/29 (a) *                                               4,559,471
                              17,460,000    USG Corp. Muni Pennsylvania Economic Dev. 6.00%,
                                            due 06/01/31 (a) *                                              21,203,075
                              26,040,000    USG Corp. Muni Ohio Solid Waste Disposal 5.60%,
                                            due 08/01/32 (a) *                                              31,065,199
                              18,930,000    USG Corp. Muni Ohio Solid Waste Disposal 5.65%,
                                            due 03/01/33 (a) *                                              22,586,519
                               4,210,000    USG Corp. Muni Ohio Solid Waste Disposal 6.05%,
                                            due 08/01/34 (a) *                                               5,111,866
                                                                                                         -------------
                                                                                                           303,068,282      6.12%
                                                                                                         -------------
Consumer Products             64,300,000    Home Products International, Inc. 9.625%, due 05/15/08          59,487,785      1.20%
                                                                                                         -------------
Energy & Utilities            10,000,000    Mirant Americas Generation LLC 8.50%, due 10/01/21 (a) *        10,375,000      0.21%
                                                                                                         -------------
Finance                          375,000    CIT Group, Inc., 6.625%, due 06/15/05                              376,561      0.01%
                                                                                                         -------------
Hard Goods Retail             18,648,000    Hechinger Co. 6.95%, due 10/15/03 (a) (b) *                          1,714
                              14,752,000    Hechinger Co. 9.45%, due 11/15/12 (a) (b) *                          1,492
                                                                                                         -------------
                                                                                                                 3,206      0.00%
                                                                                                         -------------
Retail                        92,249,625    Sears Holding Corp. Escrow Notes (a) (b) (d)                            --
                              86,205,118    Sears Holding Corp. Trade Claims (a) (b)                        18,909,231
                                                                                                         -------------
                                                                                                            18,909,231      0.38%
                                                                                                         -------------
Textiles                      50,000,000    Westpoint Stevens, Inc. 7.875%, due 06/15/05 (a) *                 250,000      0.01%
                                                                                                         -------------
Utilities, Utility Service    20,650,000    Covanta Energy Corp. Letter of Credit, due 04/01/06 (b) (e)     20,650,000      0.41%
Companies & Waste                                                                                        -------------
Management
                                            TOTAL CORPORATE DEBT INSTRUMENTS
                                            (Cost $345,623,458)                                            459,421,222
                                                                                                         -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       2
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                              VALUE         % OF
                              SHARES        ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.58%
Financial Insurance                  259    ACA Capital Holdings, Inc. Convertible (a) (b) (c)           $ 14,715,824
                                     103    ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)       5,881,448
                                 133,783    ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)     8,333,333
                               6,045,667    CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                        --
                                                                                                         ------------
                                                                                                           28,930,605       0.58%
                                                                                                         ------------
Insurance & Reinsurance            4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)                  11,429
                               1,022,245    RS Holdings Convertible Class A (a) (b)                                --
                                                                                                         ------------
                                                                                                               11,429       0.00%
                                                                                                         ------------
                                            TOTAL PREFERRED STOCK
                                            (Cost $36,814,423)                                             28,942,034
                                                                                                         ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 70.19%
Annuities & Mutual Fund        1,451,598    Legg Mason, Inc.                                              102,860,234
Management & Sales               489,900    Nuveen Investments Class A                                     16,651,701
                                 139,212    Westwood Holdings Group, Inc.                                   2,386,094
                                                                                                         ------------
                                                                                                          121,898,029       2.46%
                                                                                                         ------------
Assisted Living Facilities     1,567,118    CareMatrix Corp. (a) (b)                                               --       0.00%
                                                                                                         ------------
Computerized Securities        1,715,256    Instinet Group, Inc. (a)                                        9,005,094
Trading                          132,800    Investment Technology Group, Inc. (a)                           2,524,528
                                                                                                         ------------
                                                                                                           11,529,622       0.23%
                                                                                                         ------------
Computers, Networks              100,000    3Com Corp. (a)                                                    315,000       0.01%
& Software                                                                                               ------------

Consumer Products                 47,250    JAKKS Pacific, Inc. (a)                                           887,827       0.02%
                                                                                                         ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       3
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                              VALUE         % OF
                              SHARES        ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository Institutions          159,000    Astoria Financial Corp.                                      $  4,215,090
                                 835,000    BankAtlantic Bancorp, Inc. Class A                             14,245,100
                                 529,600    Brookline Bancorp, Inc.                                         7,944,000
                                 218,500    Carver Bancorp, Inc. (c)                                        3,878,375
                                 250,787    Citigroup, Inc. Litigation Tracking Warrants (a)                  433,861
                                  61,543    Commercial Federal Corp.                                        1,606,888
                              10,887,800    Liu Chong Hing Bank, Ltd. (Hong Kong)                          16,375,629
                                  34,087    TD Banknorth, Inc. (a)                                          1,049,880
                                  49,731    Tompkins Trustco, Inc.                                          1,927,574
                                  16,354    The Toronto-Dominion Bank (Canada)                                653,996
                                 390,800    Woronoco Bancorp, Inc. (c)                                     12,321,924
                                                                                                         ------------
                                                                                                           64,652,317       1.30%
                                                                                                         ------------
Electronics Components         2,496,500    American Power Conversion Corp.                                60,565,090
                               9,046,200    AVX Corp. (c)                                                  98,513,118
                                                                                                         ------------
                                                                                                          159,078,208       3.21%
                                                                                                         ------------
Financial Insurance              300,000    Ambac Financial Group, Inc.                                    20,055,000
                                 118,812    ACA Capital Holdings, Inc. (a) (b) (c)                          4,410,737
                               2,977,409    MBIA, Inc.                                                    155,956,683
                               1,576,580    Radian Group, Inc.                                             70,047,449
                                                                                                         ------------
                                                                                                          250,469,869       5.06%
                                                                                                         ------------
Financial Services               250,000    CIT Group, Inc.                                                10,070,000       0.20%
                                                                                                         ------------
Holding Companies              3,587,350    Brascan Corp. Class A (Canada)                                129,216,347
                                  83,370    Capital Southwest Corp.                                         6,302,355
                               2,877,800    Guoco Group, Ltd. (Hong Kong)(1)                               28,721,464
                              12,713,000    Hutchison Whampoa, Ltd. (Hong Kong)                           113,533,723
                               6,175,000    Investor AB Class A (Sweden)                                   79,724,423
                               1,982,750    RHJ International (Belgium) (a)                                50,519,824
                                   7,185    Pargesa Holding AG (Switzerland)                               27,361,477
                              11,383,200    Toyota Industries Corp. (Japan)                               315,879,931
                                                                                                         ------------
                                                                                                          751,259,544      15.17%
                                                                                                         ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       4
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                              VALUE         % OF
                              SHARES        ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Housing Development              208,750    Levitt Corp. Class A                                         $ 5,235,450        0.11%
                                                                                                         -----------
Industrial & Agricultural        594,300    Alamo Group, Inc. (c)                                         11,380,845
Equipment                        299,300    Lindsay Manufacturing Co.                                      5,584,938
                                 360,100    Mestek, Inc. (a)                                               8,123,856
                                 480,500    Standex International Corp.                                   12,589,100
                                                                                                         -----------
                                                                                                          37,678,739        0.76%
                                                                                                         -----------
Insurance & Reinsurance           87,035    ACE Ltd. (Cayman Islands)                                      3,739,024
                                 200,678    ACMAT Corp. Class A (a) (c)                                    2,648,950
                                 432,300    Arch Capital Group, Ltd. (a) (Bermuda)                        17,287,677
                                 118,449    ESG Re, Ltd. (a) (Bermuda)                                         9,476
                                  15,675    ESG Re, Ltd. Warrants (a) (b) (Bermuda)                               --
                                 480,000    Montpelier RE Holdings, Ltd. (Bermuda)                        15,931,200
                                 127,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                   22,798,275
                                  32,089    RS Holdings Class A (a) (b)                                           --
                                 295,217    Trenwick Group, Ltd. (Bermuda)                                     1,624
                                  58,300    White Mountains Insurance Group, Ltd. (Bermuda)               36,554,683
                                                                                                         -----------
                                                                                                          98,970,909        2.00%
                                                                                                         -----------
Insurance Services               940,131    Safelite Glass Corp. (a) (b)                                   3,760,524
Companies                         63,460    Safelite Realty Corp. (b)                                        469,731
                                                                                                         -----------
                                                                                                           4,230,255        0.09%
                                                                                                         -----------
Life Insurance                 2,009,900    The Phoenix Companies, Inc.                                   22,772,167        0.46%
                                                                                                         -----------
Medical Supplies                 342,300    Datascope Corp.                                                9,830,856
& Services                     1,000,000    Sankyo Co., Ltd. (Japan)                                      20,836,287
                                 363,000    St. Jude Medical, Inc. (a)                                    14,167,890
                                                                                                         -----------
                                                                                                          44,835,033        0.90%
                                                                                                         -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       5
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                              VALUE         % OF
                              SHARES        ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life                       9,159,100    Aioi Insurance Co., Ltd. (Japan)                             $ 47,222,059
Insurance-Japan                2,116,200    Millea Holdings, Inc. ADR (Japan)                             144,092,058
                              10,857,140    Mitsui Sumitomo Insurance Co., Ltd. (Japan)                    98,607,172
                               4,420,560    Sompo Japan Insurance, Inc. (Japan)                            42,852,768
                                                                                                         ------------
                                                                                                          332,774,057       6.72%
                                                                                                         ------------
Oil & Gas                        313,400    EnCana Corp. (Canada)                                          20,013,724
Production & Services          1,000,000    Nabors Industries, Ltd. (a) (Bermuda)                          53,870,000
                               1,000,000    Suncor Energy, Inc. (Canada)                                   36,860,000
                                                                                                         ------------
                                                                                                          110,743,724       2.24%
                                                                                                         ------------
Pharmaceutical Services        1,308,740    Innovative Clinical Solutions, Ltd. (a) (c)                         3,272
                                 598,000    PAREXEL International Corp. (a)                                10,901,540
                                 637,500    Pharmaceutical Product Development, Inc. (a)                   28,929,750
                                                                                                         ------------
                                                                                                           39,834,562       0.80%
                                                                                                         ------------
Real Estate                    1,387,200    Alexander & Baldwin, Inc.                                      56,500,656
                                 139,000    Alico, Inc. (a)                                                 7,033,400
                                 959,000    Burnham Pacific Properties, Inc. (a)                               71,925
                               1,134,196    Catellus Development Corp.                                     31,417,229
                                  31,000    Consolidated-Tomoka Land Co.                                    1,892,550
                               1,352,836    CRT Properties, Inc. (c)                                       31,236,983
                               1,766,514    Forest City Enterprises, Inc. Class A                         111,555,359
                                  11,250    Forest City Enterprises, Inc. Class B                             711,000
                               2,385,000    Henderson Land Development Co., Ltd. (Hong Kong)               11,105,042
                                  47,348    Homefed Corp.                                                   2,852,717
                                     846    Public Storage, Inc.                                               49,660
                               3,420,106    Tejon Ranch Co. (a) (c)                                       151,681,701
                               2,838,500    The St. Joe Co.                                               197,531,215
                               2,150,000    Trammell Crow Co. (a) (c)                                      45,795,000
                                                                                                         ------------
                                                                                                          649,434,437      13.11%
                                                                                                         ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       6
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                              VALUE         % OF
                              SHARES        ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                         2,350,695    Frank's Nursery & Crafts, Inc. (a) (c)                       $   2,033,351
                               2,353,279    Sears Holding Corp. (a) (b)                                    302,344,579
                                                                                                         -------------
                                                                                                           304,377,930      6.14%
                                                                                                         -------------
Security Brokers, Dealers        447,200    Jefferies Group, Inc.                                           16,188,640
& Flotation Companies          1,629,375    Raymond James Financial, Inc.                                   43,944,244
                                                                                                         -------------
                                                                                                            60,132,884      1.21%
                                                                                                         -------------
Semiconductor                    700,000    Applied Materials, Inc. (a)                                     10,409,000      0.21%
Equipment Manufacturers                                                                                  -------------

Small-Cap Technology             247,200    Planar Systems, Inc. (a)                                         1,905,912      0.04%
                                                                                                         -------------
Steel & Specialty Steel          445,714    Haynes International, Inc. (a) (b)                               8,022,852
                               3,025,000    POSCO ADR (South Korea)                                        137,728,250
                                                                                                         -------------
                                                                                                           145,751,102      2.94%
                                                                                                         -------------
Telecommunications             1,250,000    Comverse Technology, Inc. (a)                                   28,487,500
                               2,008,200    Tellabs, Inc. (a)                                               15,583,632
                                                                                                         -------------
                                                                                                            44,071,132      0.89%
                                                                                                         -------------
Title Insurance                1,000,000    First American Corp.                                            35,800,000
                                 479,800    Stewart Information Services Corp.                              17,282,396
                                                                                                         -------------
                                                                                                            53,082,396      1.07%
                                                                                                         -------------
Transportation                    55,032    Florida East Coast Industries, Inc.                              2,344,363      0.05%
                                                                                                         -------------
Utilities, Utility Service     4,535,622    Danielson Holding Corp. (a) (b) (c)                             65,131,532
Companies & Waste              4,847,600    Quanta Services, Inc. (a)                                       38,683,848
Management                       400,000    TXU Corp.                                                       34,316,000
                                                                                                         -------------
                                                                                                           138,131,380      2.79%
                                                                                                         -------------
                                            TOTAL COMMON STOCKS AND WARRANTS
                                            (Cost $1,876,906,980)                                        3,476,875,848
                                                                                                         -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       7
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                              INVESTMENT                                                                      VALUE         % OF
                              AMOUNT ($)    ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.04%
Financial Insurance            2,202,000    ESG Partners, LP (a) (b) (Bermuda)                           $           --      0.00%
                                                                                                         --------------
Insurance & Reinsurance        3,264,756    Head Insurance Investors, LP (a) (b)                                815,960
                               1,805,000    Insurance Partners II Equity Fund, LP (a) (b)                     1,123,774
                                                                                                         --------------
                                                                                                              1,939,734      0.04%
                                                                                                         --------------
                                            TOTAL LIMITED PARTNERSHIPS
                                            (Cost $6,743,969)                                                 1,939,734
                                                                                                         --------------
                              PRINCIPAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.68%
Repurchase Agreements        573,396,922    Bear Stearns 2.85%, dated 04/29/05, due 05/02/05 (f)            573,396,922     11.58%
                                                                                                         --------------
U.S. Treasury Bills            5,000,000    U.S. Treasury Bill 2.91%++, due 07/28/05                          4,966,550      0.10%
                                                                                                         --------------
                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $578,362,184)                                             578,363,472
                                                                                                         --------------
                                            TOTAL INVESTMENT PORTFOLIO - 100.35%
                                            (Cost $3,264,354,234)                                         4,970,818,082
                                                                                                         --------------
                                            LIABILITIES IN EXCESS OF
                                            OTHER ASSETS - (0.35%)                                          (17,264,132)
                                                                                                         --------------
                                            NET ASSETS - 100.00%                                         $4,953,553,950
                                            (Applicable to 92,878,702                                    ==============
                                            shares outstanding)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        8
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below) / fair valued securities.

                                                                Carrying Value
                   Security                                        Per Unit             Acquisition Date           Acquisition Cost
                   --------                                     --------------          ----------------           ----------------
     ACA Capital Holdings, Inc. Series B Convertible Pfd             62.29                   9/30/04                  8,333,333
     ACA Capital Holdings, Inc. Convertible Pfd.                 56,891.00           5/19/2000 to 8/28/2002          14,559,277
     ACA Capital Holdings, Inc. Common Stock                         37.12                   9/24/97                 15,000,000
     ACA Capital Holdings, Inc. Senior Convertible Pfd.          56,891.00                   2/28/01                  5,881,446
     CareMatrix Corp.                                                   --            12/2/1999 to 1/3/2002          17,469,378
     CGA Group Ltd., Series C Pfd.                                      --                   3/2/99                   7,039,179
     Covanta Energy Corp. Letter of Credit                          100.00                   4/16/04                 20,650,000
     Danielson Holding Corp.(1)                                      14.36           11/3/1992 to 6/10/2004           8,075,277
     ESG Partners LP                                                    --                  11/24/97                  2,202,000
     ESG RE Limited CL A Warrants                                       --           1/28/1997 to 12/3/1997                  --
     Haynes International Inc.                                       18.00           9/19/2001 to 9/20/2001           3,893,750
     Head Insurance Investors LP                                      0.25          10/28/1996 to 11/16/1998          3,264,756
     Hechinger Co. 6.95% due 10/15/03                                 0.01                   7/9/03                          --
     Hechinger Co. 9.45% due 11/15/12                                 0.01                   7/9/03                          --
     Insurance Partners II Equity Fund LP                             0.62           12/15/1998 to 7/26/2004          1,277,213
     Kellstrom Industries, Inc. 5.75% due 10/15/02                    2.26           3/29/2001 to 12/17/2001          4,975,266
     Kellstrom Industries, Inc. 5.50% due 6/15/03                     2.26          10/10/2001 to 12/31/2001          1,038,701
     Mirant Corporation 364 Day Revolver Bank Debt                   72.00                   2/4/04                   9,782,934
     Olympus RE Holdings, Ltd                                       178.81                  12/20/01                 12,750,008
     R S Holdings                                                       --             5/9/2003 to 4/20/04               30,853
     R S Holdings Convertible Class A                                   --           3/18/2002 to 4/20/2004             991,392
     Safelite Glass Corp.                                             4.00           10/4/2000 to 2/26/2001           1,265,883
     Safelite Glass Term A Note                                      84.00           10/27/2000 to 2/26/2001          3,070,108
     Safelite Glass Term B Note                                      84.00           10/27/2000 to 2/26/2001          6,828,702
     Safelite Realty Corp.                                            7.40           10/4/2000 to 2/26/2001              73,352
     Sears Holding Corp.(1)                                         128.48              4/29/03 & 4/26/05            23,842,627
     Sears Holding Corp. Escrow Notes                                   --                   5/14/03                         --
     Sears Holding Corp. Trade Claims                                21.94           1/22/2002 to 4/30/2003          16,968,282
     USG Corp. 9.25% due 9/15/49                                    134.15           10/25/2000 to 6/20/2001         69,868,230

     (1) The carrying value per unit of investments in unrestricted securities for Danielson Holding Corp. on June 10, 2004 was $5.80, for Sears
          Holding Corp. on April 26, 2005 was $138.22.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       9
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Security in part on loan.

(e) Letter of Credit collateralized by: Bank One Certificate of Deposit, 2.50%, due 05/06/05.

(f) Repurchase agreement collateralized by: U.S. Treasury Strips, par value $38,921,000, matures 05/15/12, value $29,275,598.

     U.S. Treasury Strips, par value $226,495,000, matures 11/15/15, value $143,570,651.

     U.S. Treasury Strips, par value $50,000,000, matures 11/15/18, value $27,028,500.

     U.S. Treasury Strips, par value $21,000,000, matures 02/15/19, value $11,188,380.

     U.S. Treasury Strips, par value $42,340,000, matures 02/15/20, value $21,392,708.

     U.S. Treasury Strips, par value $76,280,000, matures 11/15/21, value $35,235,258.

     U.S. Treasury Strips, par value $50,000,000, matures 02/15/22, value $22,747,500.

     U.S. Treasury Strips, par value $150,000,000, matures 08/15/22, value $66,835,500.

     U.S. Treasury Strips, par value $126,000,000, matures 11/15/22, value $55,359,360.

     U.S. Treasury Strips, par value $117,430,000, matures 02/15/23, value $50,930,565.

     U.S. Treasury Strips, par value $153,000,000, matures 08/15/23, value $64,858,230.

     U.S. Treasury Strips, par value $23,725,000, matures 11/15/23, value $9,911,831.

     U.S. Treasury Strips, par value $125,000,000, matures 02/15/24, value $51,693,750.

(g)  Segregated for future fund commitments.

*    Issuer in default.

++   Annualized yield at date of purchase.

+    Denominated in U.S. Dollars unless otherwise noted.

1    Incorporated in Bermuda

ADR: American Depository Receipt.


Country Concentration

                        % of
                     Net Assets
                     ----------
United States           62.53%
Japan                   13.52
United Kingdom           8.10
Canada                   3.77
Hong Kong                3.43
Bermuda                  2.96
South Korea              2.78
Sweden                   1.61
Belgium                  1.02
Switzerland              0.55
Cayman Islands           0.08
                      -------

TOTAL                  100.35%
                      =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       10
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2005 IS AS FOLLOWS:
(UNAUDITED)

         [The data below represent a bar chart in the printed report.]

        Holding Companies                                         15.17
        Real Estate                                               13.11
        Foreign Government Obligations                              8.1
        Non-Life Insurance-Japan                                   6.72
        Retail                                                     6.53
        Building & Construction                                    6.12
        Financial Insurance                                        5.64
        Electronics Components                                     3.21
        Utilities, Utility Service Companies & Waste Management    3.21
        Steel & Specialty Steel                                    2.94
        Annuities & Mutual Fund Management & Sales                 2.46
        Oil & Gas Production & Services                            2.23
        Insurance & Reinsurance                                    2.04
        Depository Institutions                                     1.3
        Consumer Products                                          1.22
        Security Brokers, Dealers & Flotation Companies            1.21
        Title Insurance                                            1.07
        Auto Parts                                                  0.9
        Medical Supplies & Services                                 0.9
        Telecommunications                                         0.89
        Pharmaceutical Services                                     0.8
        Industrial & Agricultural Equipment                        0.76
        Energy & Utilities                                         0.46
        Life Insurance                                             0.46
        Insurance Services Companies                               0.32
        Computerized Securities Trading                            0.23
        Semiconductor Equipment Manufacturers                      0.21
        Financial Services                                          0.2
        Housing Development                                        0.11
        Transportation                                             0.05
        Small-Cap Technology                                       0.04
        Aerospace/Defense                                          0.03
        Computers, Networks & Software                             0.01
        Finance                                                    0.01
        Textiles                                                   0.01
        Assisted Living Facilities                                    0
        Hard Goods Retail                                             0
        Cash & Equivalents (Net)                                  11.33


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       11
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $2,418,441,832)      $3,970,691,750
   Repurchase agreements (identified cost $573,396,922)             573,396,922
   Affiliated issuers (identified cost of $272,515,480)             426,729,410
                                                                 --------------
      Total investments (identified cost of $3,264,354,234)       4,970,818,082
Receivable for fund shares sold                                      15,639,021
Dividends and interest receivable                                    13,066,254
Other receivables                                                       367,385
Other assets                                                             65,403
                                                                 --------------
      Total assets                                                4,999,956,145
                                                                 --------------

LIABILITIES:
Payable for securities purchased                                     36,984,310
Payable for fund shares redeemed                                      4,606,911
Payable to investment adviser                                         3,661,760
Accounts payable and accrued expenses                                   916,085
Payable for service fees (Note 3)                                       233,129
Commitments (Note 6)                                                         --
                                                                 --------------
      Total liabilities                                              46,402,195
                                                                 --------------
      Net assets                                                 $4,953,553,950
                                                                 ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized,
   $0.001 par value, 92,878,702 shares outstanding               $3,211,901,339
Accumulated distributions in excess of net investment income        (62,531,789)
Accumulated undistributed net realized gains from
   investment transactions                                           97,641,445
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities         1,706,542,955
                                                                 --------------
      Net assets applicable to capital shares outstanding        $4,953,553,950
                                                                 ==============
Net asset value per share                                                $53.33
                                                                         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       12
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest-unaffiliated issuers                                    $ 17,193,690
   Dividends-unaffiliated issuers (net of foreign
      withholding tax of $881,426)                                    19,214,812
   Dividends-affiliated issuers                                        1,900,055
   Other income                                                          385,009
                                                                    ------------
      Total investment income                                         38,693,566
                                                                    ------------

EXPENSES:
   Investment advisory fees (Note 3)                                  19,923,901
   Service fees (Note 3)                                               2,064,499
   Transfer agent fees                                                   465,111
   Custodian fees                                                        373,613
   Reports to shareholders                                               312,978
   Legal fees                                                            181,473
   Miscellaneous expenses                                                144,845
   Administration fees (Note 3)                                          130,904
   Trustees' and officers' fees and expenses                             110,948
   Accounting services                                                   101,329
   Auditing and tax consulting fees                                       79,696
   Registration and filing fees                                           40,280
   Insurance expenses                                                     39,718
                                                                    ------------
      Total operating expenses                                        23,969,295
                                                                    ------------
      Net investment income                                           14,724,271
                                                                    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investments-unaffiliated issuers            122,314,096
   Net realized gains on foreign currency transactions                 1,928,766
   Net change in unrealized appreciation on investments              343,884,153
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency              25,971
                                                                    ------------
      Net realized and unrealized gains on investments               468,152,986
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $482,877,257
                                                                    ============


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       13
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the
                                                                                        Six Months
                                                                                           Ended           For the Year
                                                                                      April 30, 2005           Ended
                                                                                       (Unaudited)       October 31, 2004
                                                                                      --------------     ----------------
OPERATIONS:
   Net investment income                                                              $   14,724,271      $   11,252,763
   Net realized gains on investments-unaffiliated issuers                                122,314,096          26,979,578
   Net realized losses on investments-affiliated issuers                                          --         (26,722,726)
   Net realized gains (losses) on foreign currency transactions                            1,928,766            (290,387)
   Net change in unrealized appreciation on investments                                  343,884,153         578,585,341
   Net change in unrealized appreciation (depreciation) on foreign currency swaps                 --              65,221
   Net change in unrealized appreciation on translation of other
        assets and liabilities denominated in foreign currency                                25,971              38,422
                                                                                      --------------      --------------
   Net increase in net assets resulting from operations                                  482,877,257         589,908,212
                                                                                      --------------      --------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                                  (63,790,875)        (23,429,997)
                                                                                      --------------      --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                        1,037,313,213         829,558,325
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                                         61,001,869          22,501,934
   Redemption fees                                                                           130,942             184,403
   Cost of shares redeemed                                                              (361,942,905)       (638,771,740)
                                                                                      --------------      --------------
   Net increase in net assets resulting from capital
      share transactions                                                                 736,503,119         213,472,922
                                                                                      --------------      --------------
   Net increase in net assets                                                          1,155,589,501         779,951,137
   Net assets at beginning of period                                                   3,797,964,449       3,018,013,312
                                                                                      --------------      --------------
   Net assets at end of period
      (including undistributed net investment income of
      $0 and $0, respectively)                                                        $4,953,553,950      $3,797,964,449
                                                                                      ==============      ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       14
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS. CERTAIN INFORMATION REFLECTS
FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED                               YEARS ENDED OCTOBER 31,
                                             APRIL 30, 2005         --------------------------------------------------------------
                                               (UNAUDITED)           2004          2003          2002          2001          2000
                                               ----------           ------        ------        ------        ------        ------
Net asset value, beginning of period               $48.16           $40.62        $29.90        $34.50        $38.48        $34.82
                                                   ------           ------        ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income                             0.27             0.16          0.40          0.31          0.45          0.47
   Net gain (loss) on securities (both
      realized and unrealized)                       5.68             7.70         10.75         (4.11)        (1.59)         7.61
                                                   ------           ------        ------        ------        ------        ------
   Total from investment operations                  5.95             7.86         11.15         (3.80)        (1.14)         8.08
                                                   ------           ------        ------        ------        ------        ------
Less distributions:
   Dividends from net investment income             (0.78)           (0.32)        (0.39)        (0.61)        (0.68)           --
   Distributions from realized gains                   --               --         (0.04)        (0.19)        (2.16)        (4.42)
                                                   ------           ------        ------        ------        ------        ------
   Total distributions                              (0.78)           (0.32)        (0.43)        (0.80)        (2.84)        (4.42)
                                                   ------           ------        ------        ------        ------        ------
Net asset value, end of period                     $53.33           $48.16        $40.62        $29.90        $34.50        $38.48
                                                   ======           ======        ======        ======        ======        ======
Total return                                        12.40%(1)        19.48%        37.76%       (11.40%)       (3.01%)       24.07%
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)    $4,953,554       $3,797,964    $3,018,013    $2,198,110    $2,408,642    $1,856,220
   Ratio of expenses to average net assets           1.08%(2)         1.12%         1.11%         1.07%         1.07%         1.09%
   Ratio of net investment income to
      average net assets                             0.67%(2)         0.34%         1.23%         0.90%         1.31%         1.41%
   Portfolio turnover rate                              5%(1)            8%           11%           19%           16%           30%

(1)  Not annualized

(2)  Annualized


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       15
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                            PRINCIPAL                                                                        VALUE          % OF
                            AMOUNT ($)      ISSUES                                                         (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.02%
Technology                     4,942,604    Insilco Technologies Bank Debt (a) (b)*                      $   221,988        0.02%
                                                                                                         -----------
                                            TOTAL BANK DEBT
                                            (Cost $0)                                                        221,988
                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 14.06%
U.S. Treasury Notes           15,000,000    U.S. Treasury Note 1.125%, due 06/30/05                       14,965,042
                             175,000,000    U.S. Treasury Note 1.875%, due 01/31/06                      173,256,089
                                                                                                         -----------
                                                                                                         188,221,131       14.06%
                                                                                                         -----------
                                            TOTAL U.S. GOVERNMENT OBLIGATIONS
                                            (Cost $188,369,672)                                          188,221,131
                                                                                                         -----------
                                  SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.62%
Financial Insurance              133,783    ACA Capital Holdings, Inc. Series B Convertible (a) (b)        8,333,333        0.62%
                                                                                                         -----------
                                            TOTAL PREFERRED STOCK
                                            (Cost $8,333,333)                                              8,333,333
                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 64.08%
Aerospace & Defense              469,359    Herley Industries, Inc. (a) (d)                                8,509,479        0.63%
                                                                                                         -----------
Agricultural Chemicals         1,126,700    Agrium, Inc. (d) (Canada)                                     20,055,260        1.50%
                                                                                                         -----------
Annuities & Mutual Fund          134,170    Westwood Holdings Group, Inc.                                  2,299,674        0.17%
Management & Sales                                                                                       -----------

Auto Parts                       360,300    American Axle & Manufacturing Holdings, Inc.                   7,191,588
                               1,006,600    Superior Industries International, Inc. (d)                   20,464,178
                                                                                                         -----------
                                                                                                          27,655,766        2.06%
                                                                                                         -----------
Banking                        1,259,961    NewAlliance Bancshares, Inc.                                  16,505,489        1.23%
                                                                                                         -----------
Cable Television               1,411,700    CommScope, Inc. (a) (d)                                       19,933,204
Equipment                        175,000    Scientific-Atlanta, Inc. (d)                                   5,351,500
                                                                                                         -----------
                                                                                                          25,284,704        1.89%
                                                                                                         -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       16
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                               VALUE        % OF
                                 SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Consumer Products                687,918    JAKKS Pacific, Inc. (a) (d)                                  $  12,925,979
                                 488,499    K-Swiss, Inc. Class A                                           14,654,970
                               1,011,850    Leapfrog Enterprises, Inc. (a) (d)                              10,128,619
                                 809,600    Russ Berrie & Co., Inc.                                         10,468,128
                                                                                                         -------------
                                                                                                            48,177,696      3.60%
                                                                                                         -------------
Electronics Components           378,200    Advanced Power Technology, Inc. (a)                              2,760,860
                                 485,400    American Power Conversion Corp.                                 11,775,804
                                 471,993    Bel Fuse, Inc. Class B (c)                                      12,673,012
                                 424,237    Electronics for Imaging, Inc. (a)                                6,965,972
                                 213,584    Hutchinson Technology, Inc. (a) (d)                              7,911,151
                                 104,470    IXYS Corp. (a) (d)                                               1,061,415
                                 441,400    KEMET Corp. (a) (d)                                              2,758,750
                                 568,100    Park Electrochemical Corp. (d)                                  12,583,415
                                                                                                         -------------
                                                                                                            58,490,379      4.37%
                                                                                                         -------------
Energy/Coal                      316,200    Fording Canadian Coal Trust (Canada)                            28,091,208      2.10%
                                                                                                         -------------
Energy Services                  243,700    Precision Drilling Corp. (a) (Canada)                           17,587,829
                                 398,300    Tidewater, Inc. (d)                                             13,729,401
                                 502,200    Willbros Group, Inc. (a) (d) (Panama)                            8,617,752
                                                                                                         -------------
                                                                                                            39,934,982      2.98%
                                                                                                         -------------
Forest Products & Paper          255,400    Deltic Timber Corp.                                              9,053,930
                               2,142,600    TimberWest Forest Corp. (Canada)                                24,094,246
                                                                                                         -------------
                                                                                                            33,148,176      2.47%
                                                                                                         -------------
Healthcare Services              678,431    Cross Country Healthcare, Inc. (a) (d)                          10,929,523      0.82%
                                                                                                         -------------
Holding Companies                934,350    Brascan Corp. Class A (Canada)                                  33,655,287
                               3,111,000    JZ Equity Partners PLC (United Kingdom)                          8,924,286
                                 322,650    Leucadia National Corp.                                         11,221,767
                                                                                                         -------------
                                                                                                            53,801,340      4.02%
                                                                                                         -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       17
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                               VALUE        % OF
                                 SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Industrial Equipment             393,100    Alamo Group, Inc.                                            $   7,527,865
                                 287,100    Bandag, Inc. (d)                                                12,471,624
                                 346,100    Lindsay Manufacturing Co. (d)                                    6,458,226
                                 609,100    Trinity Industries, Inc. (d)                                    14,222,485
                                                                                                         -------------
                                                                                                            40,680,200      3.04%
                                                                                                         -------------
Insurance - Multi Line            59,974    E-L Financial Corp., Ltd. (Canada)                              18,826,774      1.41%
                                                                                                         -------------
Insurance & Reinsurance          322,900    Arch Capital Group, Ltd. (a) (Bermuda)                          12,912,771
                                 135,000    Montpelier RE Holdings, Ltd. (d) (Bermuda)                       4,480,650
                                  42,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                      7,599,425
                                                                                                         -------------
                                                                                                            24,992,846      1.87%
                                                                                                         -------------
Life Insurance                   179,000    FBL Financial Group, Inc. Class A (d)                            4,689,800
                                  89,001    National Western Life Insurance Co. Class A (a) (d)             14,713,645
                                 589,400    The Phoenix Companies, Inc. (d)                                  6,677,902
                                                                                                         -------------
                                                                                                            26,081,347      1.95%
                                                                                                         -------------
Manufactured Housing              75,200    Skyline Corp.                                                    2,714,720      0.20%
                                                                                                         -------------
Media                            120,000    ValueVision Media, Inc. Class A (a)                              1,188,000      0.09%
                                                                                                         -------------
Natural Resources &              187,500    Alexander & Baldwin, Inc. (d)                                    7,636,875
Real Estate                      156,975    Alico, Inc. (a)                                                  7,942,935
                                 139,000    Avatar Holdings, Inc. (a) (d)                                    6,748,450
                                 268,800    CRT Properties, Inc.                                             6,206,592
                                 374,600    Forest City Enterprises, Inc. Class A                           23,655,990
                                 140,800    Jones Lang LaSalle, Inc. (a)                                     5,280,000
                                 403,200    The St. Joe Co.                                                 28,058,688
                                 322,646    Tejon Ranch Co. (a)                                             14,309,350
                                 211,300    Trammell Crow Co. (a)                                            4,500,690
                                 343,000    Wellsford Real Properties, Inc. (a) (c)                          4,915,190
                                                                                                         -------------
                                                                                                           109,254,760      8.16%
                                                                                                         -------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       18
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                               VALUE        % OF
                                 SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Non-Life Insurance - Japan       400,000    Sompo Japan Insurance, Inc. (Japan)                          $   3,877,587      0.29%
                                                                                                         -------------
Oil & Gas                        592,850    Pogo Producing Co.                                              26,684,178
                                 852,000    St. Mary Land and Exploration Co. (d)                           18,488,400
                               1,055,677    Whiting Petroleum Co. (a) (d)                                   31,955,343
                                                                                                         -------------
                                                                                                            77,127,921      5.76%
                                                                                                         -------------
Pharmaceutical Services          528,039    PAREXEL International Corp. (a) (d)                              9,626,151
                                 161,615    Pharmaceutical Product Development, Inc. (a)                     7,334,089
                                                                                                         -------------
                                                                                                            16,960,240      1.27%
                                                                                                         -------------
Real Estate                      404,644    Origen Financial, Inc. (d)                                       2,949,855      0.22%
Investement Trusts                                                                                       -------------

Retail                           465,914    The Dress Barn, Inc. (a)                                         8,013,721
                                 313,770    Sears Holding Corp. (a) (b) (e)                                 40,312,542
                                                                                                         -------------
                                                                                                            48,326,263      3.61%
                                                                                                         -------------
Securities Brokers, Dealers    1,713,021    Instinet Group, Inc. (a)                                         8,993,360      0.67%
& Flotation Companies                                                                                    -------------

Semiconductor                    280,700    Coherent, Inc. (a) (d)                                           9,004,856
Equipment                      1,159,662    Credence Systems Corp. (a) (d)                                   7,294,274
Manufacturers & Related          944,150    Electro Scientific Industries, Inc. (a) (d)                     15,606,799
                                                                                                         -------------
                                                                                                            31,905,929      2.38%
                                                                                                         -------------
Software                         557,625    Ascential Software Corp. (a) (d)                                10,299,334
                                 319,700    Sybase, Inc. (a)                                                 6,051,921
                                 850,200    Synopsys, Inc. (a) (d)                                          13,977,288
                                                                                                         -------------
                                                                                                            30,328,543      2.26%
                                                                                                         -------------
Telecommunications               471,000    Comverse Technology, Inc. (a)                                   10,734,090
Equipment                      2,782,973    Sycamore Networks, Inc. (a) (d)                                  9,350,789
                               1,049,396    Tellabs, Inc. (a) (d)                                            8,143,313
                                                                                                         -------------
                                                                                                            28,228,192      2.11%
                                                                                                         -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       19
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                                VALUE        % OF
                                 SHARES     ISSUES                                                            (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Utilities & Utility            1,592,300    Quanta Services, Inc. (a)                                    $   12,706,554      0.95%
Service Companies                                                                                        --------------
                                            TOTAL COMMON STOCKS
                                            (Cost $623,837,934)                                             858,026,767
                                                                                                         --------------
                               CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.21%
Retail                             1,467    Sears Holding Corp., Put Strike $120, expires 01/20/07 (e)        2,875,321      0.21%
                                                                                                         --------------
                                            TOTAL OPTIONS
                                            (Cost $2,501,873)                                                 2,875,321
                                                                                                         --------------
                             PRINCIPAL
                              AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.86%
Repurchase Agreements        106,171,827    Bear Stearns 2.85%, dated 04/29/05, due 05/02/05 (f)            106,171,827      7.93%
                                                                                                         --------------
U.S. Treasury Bills           75,000,000    U.S. Treasury Bill 2.68%++, due 07/21/05                         74,543,802
                             100,000,000    U.S. Treasury Bill 3.14%++, due 10/20/05                         98,575,772
                                                                                                         --------------
                                                                                                            173,119,574     12.93%
                                                                                                         --------------
                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $279,275,253)                                             279,291,401
                                                                                                         --------------
                                            TOTAL INVESTMENT PORTFOLIO - 99.85%
                                            (Cost $1,102,318,065)                                         1,336,969,941
                                                                                                         --------------
                               CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.29%)
Retail                           (1,467)    Sears Holding Corp., Call Strike $155, expires 01/20/07 (e)     (3,858,210)    (0.29%)
                                                                                                         --------------
                                            TOTAL WRITTEN OPTIONS
                                            (Premium received $2,514,738)                                   (3,858,210)
                                                                                                         --------------

                                            Other Assets less Liabilities - 0.44%                             5,866,920
                                                                                                         --------------
                                            NET ASSETS - 100.00%                                         $1,338,978,651
                                                                                                         ==============
                                            (Applicable to 61,304,522
                                            shares outstanding)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       20
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

 Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below) / fair valued securities.

                                                                    Carrying Value
                   Security                                            Per Unit           Acquisition Date         Acquisition Cost
                   --------                                         --------------        ----------------         ----------------
     ACA Capital Holdings, Inc. Series B Convertible Pfd.                 62.29                9/30/04                8,333,333
     Insilco Technologies Bank Debt                                        4.49                9/18/02                         --
     Olympus RE Holdings, Ltd.                                           178.81               12/20/01                4,250,001
     Sears Holding Corp. (1)                                             128.48           4/29/03 & 4/26/05           3,179,010

     (1) The carrying value per unit of investments in unrestricted securities for Sears Holding Corp. on April 26, 2005 was $138.22.

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Securities in whole or in part on loan.

(e)  Call and Put options relate to common stock position.

(f)  Repurchase  agreement  collateralized  by:

     U.S. Treasury Strips, par value $40,000,000 matures 05/15/16, value $24,632,400.

     U.S. Treasury Strips, par value $25,000,000 matures 05/15/19, value $13,094,000.

     U.S. Treasury Strips, par value $41,040,000 matures 02/15/20, value $20,735,870.

     U.S. Treasury Strips, par value $49,650,000 matures 11/15/27, value $17,317,920.


     U.S. Treasury Strips, par value $100,000,000 matures 11/15/28, value $33,472,000.

*    Issue in default.

++   Annualized yield at date of purchase.


Country Concentration
                        % of
                     Net Assets
                     ----------
United States           85.76%
Canada                  10.63
Bermuda                  1.87
United Kingdom           0.66
Panama                   0.64
Japan                    0.29
                      -------
Total                   99.85%
                      =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       21
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2005 IS AS FOLLOWS:
(UNAUDITED)

         [The data below represent a bar chart in the printed report.]

          Natural Resources & Real Estate                        8.16
          Oil & Gas                                              5.76
          Electronics Components                                 4.37
          Holding Companies                                      4.02
          Consumer Products                                       3.6
          Retail                                                 3.54
          Industrial Equipment                                   3.04
          Energy Services                                        2.98
          Forest Products & Paper                                2.47
          Semiconductor Equipment Manufacturers & Related        2.38
          Software                                               2.26
          Telecommunications Equipment                           2.11
          Energy/Coal                                             2.1
          Auto Parts                                             2.06
          Life Insurance                                         1.95
          Cable Television Equipment                             1.89
          Insurance & Reinsurance                                1.87
          Agricultural Chemicals                                  1.5
          Insurance - Multi Line                                 1.41
          Pharmaceutical Services                                1.27
          Banking                                                1.23
          Utilities & Utility Service Companies                  0.95
          Healthcare Services                                    0.82
          Securities Brokers, Dealers & Floatation Companies     0.67
          Aerospace & Defense                                    0.63
          Financial Insurance                                    0.62
          Non-Life Insurance - Japan                             0.29
          Real Estate Investement Trust                          0.22
          Manufactured Housing                                    0.2
          Annuities & Mutual Fund Management & Sales             0.17
          Media                                                  0.09
          Technology                                             0.02
          Cash & Equivalents (Net)                              35.35


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       22
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $1,085,699,197)      $1,319,381,739
   Affiliated issuers (identified cost of $16,618,868)               17,588,202
                                                                 --------------
      Total investments (identified cost of $1,102,318,065)       1,336,969,941
Deposits with brokers for written options                             9,436,185
Receivable for fund shares sold                                       8,598,808
Dividends and interest receivable                                     1,847,692
Collateral on loaned securities (Note 1)                             59,959,651
Other assets                                                             37,922
                                                                 --------------
      Total assets                                                1,416,850,199
                                                                 --------------

LIABILITIES:
Payable for securities purchased                                     10,837,062
Payable for fund shares redeemed                                      1,950,278
Payable to investment adviser                                           992,286
Accounts payable and accrued expenses                                   167,540
Payable for service fees (Note 3)                                       106,521
Liability for written options (premium received $2,514,738)           3,858,210
Collateral on loaned securities (Note 1)                             59,959,651
Commitments (Note 6)                                                         --
                                                                 --------------
      Total liabilities                                              77,871,548
                                                                 --------------
      Net assets                                                 $1,338,978,651
                                                                 ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
   61,304,522 shares outstanding                                 $1,090,866,474
Accumulated distributions in excess of net investment income           (216,368)
Accumulated undistributed net realized gains from
   investment transactions                                           15,019,538
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities           233,309,007
                                                                 --------------
      Net assets applicable to capital shares outstanding        $1,338,978,651
                                                                 ==============
Net asset value per share                                                $21.84
                                                                         ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       23
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                         $ 4,052,095
   Dividends (net of foreign withholding tax of $153,072)             5,322,944
   Dividends-affiliated issuers                                          33,379
   Other income                                                         204,189
                                                                    -----------
      Total investment income                                         9,612,607
                                                                    -----------

EXPENSES:
   Investment advisory fees (Note 3)                                  5,288,429
   Service fees (Note 3)                                                642,522
   Transfer agent fees                                                  155,468
   Custodian fees                                                       139,075
   Reports to shareholders                                               72,343
   Registration and filing fees                                          50,638
   Accounting services                                                   49,829
   Trustees' and officers' fees and expenses                             35,584
   Administration fees (Note 3)                                          32,852
   Auditing and tax consulting fees                                      26,318
   Legal fees                                                            18,452
   Insurance expenses                                                     9,214
   Miscellaneous expenses                                                 5,933
                                                                    -----------
      Total operating expenses                                        6,526,657
                                                                    -----------
      Net investment income                                           3,085,950
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investments - unaffiliated issuers          15,367,807
   Net realized losses on foreign currency transactions                 (14,435)
   Net change in unrealized appreciation on investments              20,429,688
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                603
                                                                    -----------
   Net realized and unrealized gains on investments                  35,783,663
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $38,869,613
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       24
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE
                                                                             SIX MONTHS
                                                                                ENDED         FOR THE YEAR
                                                                           APRIL 30, 2005         ENDED
                                                                             (UNAUDITED)    OCTOBER 31, 2004
                                                                           --------------   ----------------
OPERATIONS:
   Net investment income                                                   $    3,085,950     $  2,014,715
   Net realized gains on investments-unaffiliated issuers                      15,367,807          561,229
   Net realized gains on investments-affiliated issuers                                --        3,249,103
   Net realized losses on foreign currency transactions                           (14,435)         (33,301)
   Net change in unrealized appreciation on investments                        20,429,688      103,097,365
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                          603              453
                                                                           --------------     ------------
   Net increase in net assets resulting from operations                        38,869,613      108,889,564
                                                                           --------------     ------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                        (4,593,460)        (789,752)
   Distributions to shareholders from net realized gains on investments        (3,770,899)      (2,621,974)
                                                                           --------------     ------------
                                                                               (8,364,359)      (3,411,726)
                                                                           --------------     ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                               442,889,245      423,402,570
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                               8,019,917        3,310,986
   Redemption fees                                                                261,134          313,555
   Cost of shares redeemed                                                    (99,641,923)    (117,391,745)
                                                                           --------------     ------------
   Net increase in net assets resulting from capital
      share transactions                                                      351,528,373      309,635,366
                                                                           --------------     ------------
   Net increase in net assets                                                 382,033,627      415,113,204
   Net assets at beginning of period                                          956,945,024      541,831,820
                                                                           --------------     ------------
   Net assets at end of period
      (including undistributed net investment income of
      $0 and $1,291,142, respectively)                                     $1,338,978,651     $956,945,024
                                                                           ==============     ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       25
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS. CERTAIN INFORMATION REFLECTS
FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED                                 YEARS ENDED OCTOBER 31,
                                             APRIL 30, 2005         --------------------------------------------------------------
                                               (UNAUDITED)           2004          2003          2002          2001          2000
                                             --------------         ------        ------        ------        ------        ------
Net asset value, beginning of period               $20.98           $18.02        $12.92        $14.33        $13.86        $11.33
                                                   ------           ------        ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income                             0.06             0.05          0.03          0.14          0.14          0.19
   Net gain (loss) on securities (both
      realized and unrealized)                       0.97             3.02          5.21         (1.26)         1.23          2.44
                                                   ------           ------        ------        ------        ------        ------
   Total from investment operations                  1.03             3.07          5.24         (1.12)         1.37          2.63
                                                   ------           ------        ------        ------        ------        ------
Less distributions:
   Dividends from net investment income             (0.09)           (0.03)        (0.14)        (0.12)        (0.21)        (0.10)
   Distributions from realized gains                (0.08)           (0.08)           --         (0.17)        (0.69)           --
                                                   ------           ------        ------        ------        ------        ------
   Total distributions                              (0.17)           (0.11)        (0.14)        (0.29)        (0.90)        (0.10)
                                                   ------           ------        ------        ------        ------        ------
Net asset value, end of period                     $21.84           $20.98        $18.02        $12.92        $14.33        $13.86
                                                   ======           ======        ======        ======        ======        ======
Total return                                         4.88%(1)        17.11%        40.88%        (8.12%)       10.54%        23.30%
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)    $1,338,979         $956,945      $541,832      $369,346      $275,666      $142,459
   Ratio of expenses to average net assets           1.11%(2)         1.14%         1.17%         1.17%         1.23%         1.30%
   Ratio of net investment income to
      average net assets                             0.53%(2)         0.28%         0.21%         1.03%         1.16%         1.43%
   Portfolio turnover rate                              6%(1)           10%           22%           19%           18%           19%

(1)  Not Annualized

(2)  Annualized


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       26
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                        PRINCIPAL                                                                               VALUE        % OF
                        AMOUNT(+)/UNITS     ISSUES                                                            (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 1.19%
Real Estate Operating            400,000    Forest City Enterprises, Inc., $25 par, 7.375%, due 02/01/34   $ 10,012,000
Companies                          notes
(Canadian Dollars)+            6,666,600    Sterling Centrecorp Inc., 8.50%, due 12/31/09 (b) (Canada)        4,768,508
                                                                                                           ------------
                                                                                                             14,780,508      0.61%
                                                                                                           ------------
Retail                           523,563    Frank's Nursery & Crafts, Inc. Trade Claims (a) (b)                 523,563
                               4,475,000    Frank's Nursery & Crafts, Inc. DIP Loan 6.75%, due 05/21/05 (b)   4,475,000
                               5,437,221    Frank's Nursery & Crafts, Inc. Post-Petition Loan 10.15%,
                                            due 05/21/05 (b)                                                  5,437,221
                               4,000,000    Pathmark Stores, Inc. 8.75%, due 02/01/12                         3,830,094
                                                                                                           ------------
                                                                                                             14,265,878      0.58%
                                                                                                           ------------
                                            TOTAL CORPORATE DEBT INSTRUMENTS
                                            (Cost $28,562,625)                                               29,046,386
                                                                                                           ------------
                                  SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.65%
Real Estate Investment           246,200    CRT Properties Inc. 8.50%                                         6,435,668
Trusts                           125,000    RAIT Investment Trust 7.75%                                       3,150,000
                                 250,000    RAIT Investment Trust 8.375%                                      6,362,500
                                                                                                           ------------
                                                                                                             15,948,168      0.65%
                                                                                                           ------------
                                            TOTAL PREFERRED STOCK
                                            (Cost $15,530,000)                                               15,948,168
                                                                                                           ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 74.51%
Assisted Living Facilities        25,571    CareMatrix Corp. (a) (b)                                                 --      0.00%
                                                                                                           ------------
Diversified Financial            774,000    Guoco Group Ltd. (Hong Kong) 1                                    7,724,794
Services                          22,223    Imperial Credit Industries, Inc. Warrants (a) (b)                        --
                                 298,000    PHH Corp. (a)                                                     6,660,300
                                                                                                           ------------
                                                                                                             14,385,094      0.59%
                                                                                                           ------------
Homebuilders                     434,690    Avatar Holdings, Inc. (a) (c)                                    21,104,200
                                 273,040    Brookfield Homes Corp.                                           11,721,607
                                                                                                           ------------
                                                                                                             32,825,807      1.34%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       27
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                              VALUE         % OF
                                  SHARES    ISSUES                                                          (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Hotels                         1,037,900    Fairmont Hotels and Resorts, Inc. (Canada)                   $ 32,538,165       1.33%
                                                                                                         ------------
Natural Resources                 85,200    Deltic Timber Corp.                                             3,020,340       0.12%
                                                                                                         ------------
Real Estate Investment         1,865,100    Acadia Realty Trust (c)                                        29,934,855
Trusts                         2,126,500    Affordable Residential Communities, Inc. (c)                   27,176,670
                                  28,500    Agree Realty Corp.                                                774,060
                               2,802,600    American Financial Realty Trust                                42,963,858
                                 385,798    American Land Lease, Inc. (c)                                   8,383,391
                               1,177,900    Anthracite Capital, Inc.                                       13,086,469
                               1,770,300    Associated Estates Realty Corp. (c)                            17,419,752
                                  72,700    Bedford Property Investors, Inc.                                1,547,783
                                 401,400    Capital Lease Funding, Inc.                                     4,487,652
                               5,598,649    Catellus Development Corp. (c)                                155,082,577
                               1,061,969    CRIIMI Mae Inc. (a) (c)                                        22,258,870
                                 838,400    CRT Properties Inc.                                            19,358,656
                               1,000,000    Crystal River Capital 144a (a)                                 25,000,000
                                 350,000    Feldman Mall Properties, Inc.                                   4,137,000
                                 551,300    First Potomac Realty Trust                                     12,354,633
                                 938,200    One Liberty Properties, Inc. (c)                               18,182,316
                                 521,200    Prime Group Realty Trust (a)                                    3,700,520
                               2,501,902    ProLogis                                                       99,050,300
                               1,750,400    PS Business Parks, Inc. (c)                                    70,646,144
                                 255,800    RAIT Investment Trust                                           6,939,854
                               1,498,200    Vornado Realty Trust                                          114,537,390
                                                                                                         ------------
                                                                                                          697,022,750      28.51%
                                                                                                         ------------
Real Estate Management         1,150,500    Jones Lang LaSalle, Inc. (a)                                   43,143,750
                              26,132,000    Midland Realty (Holdings), Ltd. (Hong Kong)                    16,487,642
                                  11,609    Savills PLC (United Kingdom)                                      140,814
                               2,079,950    Trammell Crow Co. (a) (c)                                      44,302,935
                                                                                                         ------------
                                                                                                          104,075,141       4.26%
                                                                                                         ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       28
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                               VALUE        % OF
                                  SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating              5,000    Atlantic American Realty Capital Advisors, Inc. (a) (b)      $      500,000
Companies                      3,031,773    Brascan Corp. Class A (Canada)                                  109,204,463
                               3,146,503    British Land Co. PLC (United Kingdom)                            49,243,837
                               2,431,200    Brookfield Properties Corp. (Canada)                             61,728,168
                                 510,000    Consolidated-Tomoka Land Co. (c)                                 31,135,500
                               1,605,175    Derwent Valley Holdings PLC (United Kingdom) (a)                 32,374,279
                                 966,500    First Capital Realty, Inc. (Canada)                              14,747,516
                               2,704,200    Forest City Enterprises, Inc. Class A (c)                       170,770,230
                               5,260,000    Henderson Land Development Co., Ltd. (Hong Kong)                 24,491,624
                               6,880,400    Killam Properties, Inc. (a) (c) (Canada)                         14,490,232
                                 500,000    Killam Properties, Inc. (a) (b) (c) (Canada)                      1,000,358
                               1,969,336    Liberty International PLC (United Kingdom)                       35,526,640
                               2,535,992    Quintain Estates & Development PLC (United Kingdom)              24,678,758
                                 108,000    Sterling Centrecorp, Inc. (a) (Canada)                              124,454
                                 108,000    Sterling Centrecorp, Inc. Warrants (a) (b) (Canada)                  22,041
                                 401,039    Tejon Ranch Co. (a)                                              17,786,080
                               3,028,200    The St. Joe Co.                                                 210,732,438
                               2,000,000    Thomas Properties Group, Inc. (c)                                25,900,000
                               6,266,615    Unite Group PLC (United Kingdom) (c)                             34,168,894
                                 827,550    Wellsford Real Properties, Inc. (a) (c)                          11,858,792
                                                                                                         --------------
                                                                                                            870,484,304     35.61%
                                                                                                         --------------
Retail                           139,843    Frank's Nursery & Crafts, Inc. (a)                                  120,964
                               1,480,263    Frank's Nursery & Crafts, Inc. Warrants, Strike $1.14 (a) (b)            --
                               1,256,281    Frank's Nursery & Crafts, Inc. Warrants, Strike $1.99 (a) (b)            --
                                 522,951    Sears Holding Corp. (a) (b) (d)                                  67,187,699
                                                                                                         --------------
                                                                                                             67,308,663      2.75%
                                                                                                         --------------
                                            TOTAL COMMON STOCKS AND WARRANTS
                                            (Cost $1,338,460,018)                                         1,821,660,264
                                                                                                         --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       29
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                                VALUE        % OF
                               CONTRACTS    ISSUES                                                            (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.20%
Retail                               500    Winn-Dixie Stores, Inc., Put Strike $5, expires 01/21/06     $      206,505
                                   2,443    Sears Holding Corp., Put Strike $120, expires 01/20/07 (d)        4,788,282
                                                                                                         --------------
                                                                                                              4,994,787       0.20%
                                                                                                         --------------
                                            TOTAL OPTIONS
                                            (Cost $4,256,141)                                                 4,994,787
                                                                                                         --------------
                            PRINCIPAL
                            AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.42%
Repurchase Agreements        298,805,696    Bear Stearns 2.85%, dated 04/29/05, due 05/02/05 (e)            298,805,696      12.22%
                                                                                                         --------------
U.S. Treasury Bills          100,000,000    U.S. Treasury Bill 2.70%++, due 05/26/05                         99,815,798
                              25,000,000    U.S. Treasury Bill 2.90%++, due 07/28/05 (f)                     24,832,743
                             150,000,000    U.S. Treasury Bill 2.91%++, due 07/28/05                        148,996,521
                                                                                                         --------------
                                                                                                            273,645,062      11.20%
                                                                                                         --------------
                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $572,403,627)                                             572,450,758
                                                                                                         --------------
                                            TOTAL INVESTMENT PORTLIO - 99.97%
                                            (Cost $1,959,212,411)                                         2,444,100,363
                                                                                                         --------------

                               CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.26%)
Retail                           (2,443)    Sears Holding Corp., Call Strike $155, expires 01/20/07 (d)     (6,425,090)     (0.26%)
                                                                                                         --------------
                                            TOTAL WRITTEN OPTIONS
                                            (Premium received $4,187,812)                                   (6,425,090)
                                                                                                         --------------
                                            OTHER ASSETS LESS LIABILITIES - 0.29%                             7,121,209
                                                                                                         --------------
                                            NET ASSETS - 100.00%                                         $2,444,796,482
                                                                                                         ==============
                                            (Applicable to 88,740,216
                                            shares outstanding)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       30
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

 Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below) / fair valued securities.

                                                              Carrying Value
                   Security                                      Per Unit              Acquisition Date            Acquisition Cost
                   --------                                   --------------           ----------------            ----------------
     Atlantic American Realty Capital                              100.00                  10/22/04                     500,000
     CareMatrix Corp.                                                  --           12/13/1999 & 4/11/2000              293,340
     Crystal River Capital                                          25.00                   3/9/05                   25,000,000
     Frank's Nursery & Crafts DIP Loan                             100.00                   2/1/05                    4,475,000
     Frank's Nursery & Crafts Post-Petition Loan                   100.00           12/30/2004 to 4/12/2005           5,437,221
     Frank's Nursery & Crafts Trade Claims                         100.00                  11/22/04                     322,567
     Frank's Nursery & Crafts Warrants Strike $1.14                    --            6/4/2002 to 2/18/2004                   --
     Frank's Nursery & Crafts Warrants Strike $1.99                    --            2/6/2004 & 2/18/2004                    --
     Imperial Credit Industries Warrants                               --            9/22/2000 & 2/26/2001                   --
     Killam Properties                                               2.00                   4/20/05                   1,028,019
     Sears Holding Corp.(1)                                        128.48              4/29/03 & 4/26/05              5,298,363
     Sterling Centercorp, Inc. Warrants                             71.53           5/11/2004 & 12/16/2004            4,610,226
     Sterling Centercorp, Inc. Warrants                              0.20                   3/26/04                          --
     Winn-Dixie Stores Inc. Options                                  4.13             3/4/2005 & 3/5/2005                89,759

     (1) The carrying value per unit of investments in unrestricted securities for Sears Holding Corp. on April 26, 2005 was $138.22.

(c) AFFILIATED ISSUERS - AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d)  Call and Put options relate to common stock position.

(e)  Repurchase  agreements  collateralized  by:

     U.S. Treasury Inflation Indexed Bonds, par value $38,000,000 matures 07/15/14, value $40,358,356.

     U.S. Treasury Inflation Indexed Bonds, par value $133,000,000 matures 04/15/29, value $217,651,212.

     U.S. Treasury Inflation Indexed Bonds, par value $33,745,000 matures 04/15/32, value $49,425,080.

(f)  Segregated for future fund commitments.

+    Denominated in U.S. Dollars unless otherwise noted.

++   Annualized yield at date of purchase.

1    Incorporated in Bermuda.

Country Concentration
                        % of
                     Net Assets
                     ----------
United States           81.01%
Canada                   9.76
United Kingdom           7.20
Hong Kong                2.00
                      -------
Total                   99.97%
                      =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       31
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2005 IS AS FOLLOWS:
(UNAUDITED)

         [The data below represent a bar chart in the printed report.]

                   Real Estate Operating Companies         36.21
                   Real Estate Investment Trusts           29.16
                   Real Estate Management                   4.26
                   Retail                                   3.54
                   Homebuilders                             1.34
                   Hotels                                   1.33
                   Diversified Financial Services           0.59
                   Natural Resources                        0.12
                   Assisted Living Facilities               0
                   Cash & Equivalents (Net)                23.45


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       32
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $1,105,392,634)       $1,441,478,951
   Repurchase agreements (Identified cost $298,805,696)              298,805,696
   Affiliated issuers (identified cost of $555,014,081)              703,815,716
                                                                  --------------
      Total investments (identified cost of $1,959,212,411)        2,444,100,363
Deposits with brokers for written options                             17,256,052
Receivable for securities sold                                         5,710,500
Receivable for fund shares sold                                       18,254,031
Dividends and interest receivable                                      2,884,218
Other assets                                                              53,361
                                                                  --------------
      Total assets                                                 2,488,258,525
                                                                  --------------

LIABILITIES:
Payable for securities purchased                                      30,417,038
Payable for fund shares redeemed                                       4,472,668
Payable to investment adviser                                          1,768,263
Accounts payable and accrued expenses                                    312,554
Payable for service fees (Note 3)                                         61,112
Liability for written option (premium received $4,187,812)             6,425,090
Other liabilities                                                          5,318
Commitments (Note 6)                                                          --
                                                                  --------------
   Total liabilities                                                  43,462,043
                                                                  --------------
   Net assets                                                     $2,444,796,482
                                                                  ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
   88,740,216 shares outstanding                                  $1,920,957,110
Accumulated undistributed net investment income                          427,761
Accumulated undistributed net realized gains from
   investment transactions                                            45,143,946
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities            478,267,665
                                                                  --------------
      Net assets applicable to capital shares outstanding         $2,444,796,482
                                                                  ==============
Net asset value per share                                                 $27.55
                                                                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       33
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                        $  7,185,614
   Dividends-unaffiliated issuers (net of foreign
      withholding tax of $297,365)                                    8,529,996
   Dividends-affiliated issuers                                       7,425,686
   Other income                                                          50,780
                                                                   ------------
      Total investment income                                        23,192,076
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 3)                                  9,417,725
   Service fees (Note 3)                                              1,025,727
   Transfer agent fees                                                  403,557
   Custodian fees                                                       327,927
   Reports to shareholders                                              134,100
   Registration and filing fees                                          88,878
   Administration fees (Note 3)                                          61,242
   Accounting services                                                   59,448
   Trustees' and officers' fees and expenses                             58,528
   Auditing and tax consulting fees                                      40,145
   Legal fees                                                            20,273
   Insurance expenses                                                    15,130
   Miscellaneous expenses                                                 8,191
                                                                   ------------
      Total operating expenses                                       11,660,871
                                                                   ------------
      Net investment income                                          11,531,205
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investments-unaffiliated issuers             2,517,300
   Net realized loss on investments-affiliated issuers               42,422,090
   Net realized losses on foreign currency transactions                 (43,680)
   Net change in unrealized appreciation on investments             129,752,272
   Net change in unrealized depreciation on translation of other
      assets and liabilities denominated in foreign currency             (7,065)
                                                                   ------------
      Net realized and unrealized gains on investments              174,640,917
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $186,172,122
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       34
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    FOR THE
                                                                                   SIX MONTHS
                                                                                     ENDED            FOR THE YEAR
                                                                                 APRIL 30, 2005           ENDED
                                                                                  (UNAUDITED)       OCTOBER 31, 2004
                                                                                ---------------     ----------------
OPERATIONS:
     Net investment income                                                        $ 11,531,205       $    5,179,444
     Net realized gains on investments-unaffiliated issuers                          2,517,300           21,260,341
     Net realized gains (losses) on investments-affiliated issuers                  42,422,090           (1,324,079)
     Net realized losses on foreign currency transactions                              (43,680)             (60,881)
     Net change in unrealized appreciation on investments                          129,752,272          250,298,313
     Net change in unrealized appreciation (depreciation) on translation
         of other assets and liabilities denominated in foreign currency                (7,065)               5,193
                                                                                --------------       --------------
     Net increase in net assets resulting from operations                          186,172,122          275,358,331
                                                                                --------------       --------------

DISTRIBUTIONS:
     Dividends to shareholders from net investment income                          (13,294,224)         (15,921,337)
     Distributions to shareholders from net realized gains on investments          (19,008,299)          (2,791,852)
                                                                                --------------       --------------
                                                                                   (32,302,523)         (18,713,189)
                                                                                --------------       --------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                  757,795,289          983,294,011
     Net asset value of shares issued in reinvestment of
          dividends and distributions                                               30,791,008           17,924,302
     Redemption fees                                                                   615,486            1,044,597
     Cost of shares redeemed                                                      (191,568,705)        (212,592,938)
                                                                                --------------       --------------
     Net increase in net assets resulting from capital
          share transactions                                                       597,633,078          789,669,972
                                                                                --------------       --------------
     Net increase in net assets                                                    751,502,677        1,046,315,114
     Net assets at beginning of period                                           1,693,293,805          646,978,691
                                                                                --------------       --------------
     Net assets at end of period
          (including undistributed net investment income of
          $427,761 and $2,190,781, respectively)                                $2,444,796,482       $1,693,293,805
                                                                                ==============       ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       35
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS. CERTAIN INFORMATION REFLECTS
FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                                  YEARS ENDED OCTOBER 31,
                                             APRIL 30, 2005  ----------------------------------------------------------------------
                                              (UNAUDITED)        2004            2003            2002            2001        2000
                                             -------------   -------------    -----------    -----------      ---------   ---------
Net asset value, beginning of period                $25.47          $20.17         $15.73         $15.04          $13.64     $11.09
                                             -------------   -------------    -----------    -----------      ---------   ---------
Income from investment operations:
  Net investment income                               0.15            0.06           0.46           0.06            0.11       0.27
  Net gain on securities (both realized
    and unrealized)                                   2.37            5.77           4.46           1.02          1.85         2.59
                                             -------------   -------------    -----------    -----------     ----------   ---------
  Total from investment operations                    2.52            5.83           4.92           1.08          1.96         2.86
                                             -------------   -------------    -----------    -----------    ----------    ---------
Less distributions:
  Dividends from net investment income               (0.18)          (0.45)         (0.18)         (0.19)        (0.27)       (0.25)
  Distributions from realized gains                  (0.26)          (0.08)         (0.30)         (0.20)        (0.29)       (0.06)
                                             -------------   -------------    -----------    -----------    ----------    ---------
  Total distributions                                (0.44)          (0.53)         (0.48)         (0.39)        (0.56)       (0.31)
                                             -------------   -------------    -----------    -----------    ----------    ---------
Net asset value, end of period                      $27.55          $25.47         $20.17         $15.73        $15.04       $13.64
                                             =============   =============    ===========    ===========    ==========    =========
Total return                                          9.93%(1)       29.47%         32.15%          7.17%        14.91%       26.51%
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)      $2,444,796      $1,693,294       $646,979       $331,997       $97,236      $23,965
  Ratio of expenses to average net assets
    Before expense reimbursement / recovery           1.11%(2)        1.15%          1.19%          1.22%         1.66%        2.58%
    After expense reimbursement / recovery             N/A             N/A            N/A           1.41%         1.50%        1.50%
  Ratio of net investment income to
    average net assets
    Before expense reimbursement / recovery           1.10%(2)        0.47%          3.27%          0.92%         2.07%        2.07%
    After expense reimbursement / recovery             N/A             N/A            N/A           0.73%         2.23%        3.15%
  Portfolio turnover rate                               11%(1)           8%            11%            21%           20%          23%

(1) Not Annualized
(2) Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       36
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2005
                                  (UNAUDITED)

                            PRINCIPAL                                                          VALUE          % OF
                            AMOUNT (+)        ISSUES                                         (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 4.19%
U.S. Treasury Note            50,000,000      U.S. Treasury Note 1.625%, due 10/31/05     $ 49,646,155          4.19%
                                                                                          ------------
                                              TOTAL U.S. GOVERNMENT OBLIGATIONS
                                              (Cost $49,706,307)                            49,646,155
                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------------------
BONDS - 3.48%
Foreign Government Obligations
  (Canadian Dollar) +         22,700,000      Canadian T-Bill, 2.76%, due 10/06/05          17,843,277
  (Norwegian Kroner) +       148,600,000      Norwegian T-Bill, 1.90%, due 09/21/05         23,370,981
                                                                                          ------------
                                                                                            41,214,258          3.48%
                                                                                          ------------
                                              TOTAL BONDS
                                              (Cost $41,870,319)                            41,214,258
                                                                                          ------------


                                  SHARES
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 50.91%
Advertising                      711,400      Asatsu-DK, Inc. (Japan)                       22,145,627          1.87%
                                                                                          ------------
Agriculture                      300,400      Agrium, Inc. (Canada)                          5,347,120
                                 226,952      Cresud SACIFYA ADR (Argentina)                 2,337,606
                                                                                          ------------
                                                                                             7,684,726          0.65%
                                                                                          ------------
Building & Construction           82,342      Imerys S.A. (France)                           5,882,826          0.50%
Products/Services                                                                         ------------

Computer Software                 42,300      Fujitsu Business Systems, Ltd. (Japan)           650,973          0.05%
                                                                                          ------------
Corporate Services            14,828,000      Boardroom, Ltd. (c) (Singapore)                4,149,296          0.35%
                                                                                          ------------
Diversified Operations           211,824      Hal Trust (Netherlands)1                      10,519,820
                               4,063,200      Hutchison Whampoa, Ltd. (Hong Kong)           36,286,496
                                 175,000      Investor AB Class A (Sweden)                   2,259,397
                                                                                          ------------
                                                                                            49,065,713          4.14%
                                                                                          ------------
Electronics                      374,900      Futaba Corp. (Japan)                          10,611,356
                               1,424,300      Nichion Corp. (Japan)                         18,580,521
                                                                                          ------------
                                                                                            29,191,877          2.46%
                                                                                          ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       37
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                        VALUE          % OF
                                  SHARES      ISSUES                                                  (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Energy/Coal                       65,000      Fording Canadian Coal Trust (Canada)                  $ 5,774,600
                                 522,700      Westshore Terminals Income Fund (Canada)                4,494,647
                                                                                                    -----------
                                                                                                     10,269,247          0.86%
                                                                                                    -----------
Energy/Services                  943,200      Farstad Shipping ASA (Norway)                          11,380,268
                                 178,872      Compagnie Generale de Geophyisque SA (a) (France)      14,082,868
                                 555,800      Smedvig ASA Class A (Norway)                            9,725,551
                                                                                                    -----------
                                                                                                     35,188,687          2.97%
                                                                                                    -----------
Engineering/Construction         865,800      Aker Kvaerner ASA (a) (Norway)                         30,913,001
                               4,138,100      Siem Offshore (a) (Norway)                             26,639,856
                                                                                                    -----------
                                                                                                     57,552,857          4.85%
                                                                                                    -----------
Food & Beverage               10,195,000      Del Monte Pacific, Ltd. (Singapore)2                    3,821,023
                              34,478,000      Vitasoy International Holdings, Ltd. (Hong Kong)       10,158,807
                                                                                                    -----------
                                                                                                     13,979,830          1.18%
                                                                                                    -----------
Forest Products & Paper        1,440,975      Canfor Corp. (a) (Canada)                              17,383,772
                              20,161,811      Rubicon, Ltd. (a) (c) (New Zealand)                    13,301,298
                                                                                                    -----------
                                                                                                     30,685,070          2.59%
                                                                                                    -----------
Holding Companies                 28,511      Compagnie Nationale a Portefeuille (Belgium)            6,113,890
                               1,538,300      Guoco Group, Ltd. (Hong Kong)1                         15,352,779
                                 685,000      JZ Equity Partners PLC (United Kingdom)                 1,965,007
                                   1,420      Pargesa Holding AG (Switzerland)                        5,407,557
                                                                                                    -----------
                                                                                                     28,839,233          2.43%
                                                                                                    -----------
IT Services                      121,590      Cap Gemini SA (a) (France)                              3,805,571          0.32%
                                                                                                    -----------
Insurance                     17,515,781      BRIT Insurance Holdings PLC (United Kingdom)           26,048,582
                                   4,291      E-L Financial Corp., Ltd. (Canada)                      1,347,012
                                     140      Millea Holdings, Inc. (Japan)                           1,908,026
                               5,533,200      Skandia Forsakrings AB (Sweeden)                       26,208,667
                                 285,000      Sompo Japan Insurance, Inc. (Japan)                     2,762,781
                                                                                                    -----------
                                                                                                     58,275,068          4.92%
                                                                                                    -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       38
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                                                                                                         VALUE          % OF
                                  SHARES      ISSUES                                                   (NOTE 1)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Metals & Mining                1,896,700      Dundee Precious Metals, Inc. Class A (a) (Canada)    $  11,606,604
                                 788,200      Noranda, Inc. (Canada)                                  14,762,986
                              11,451,289      Zinifex Ltd. (a) (Australia)                            26,824,535
                                                                                                    ------------
                                                                                                      53,194,125          4.49%
                                                                                                    ------------
Other Financial                  250,000      Banco Latinoamericano de Exportaciones, S.A. (Panama)    4,722,500
                                 351,700      Oslo Bors Holding ASA (c) (Norway)                      16,712,337
                                                                                                    ------------
                                                                                                      21,434,837          1.81%
                                                                                                    ------------
Real Estate                   15,872,000      Bil International, Ltd. (Singapore)                     12,303,399
                              15,568,000      Liu Chong Hing Investment, Ltd. (Hong Kong)             13,771,665
                                                                                                    ------------
                                                                                                      26,075,064          2.20%
                                                                                                    ------------
Securities Brokerage          32,994,000      Hotung Investment Holdings, Ltd. (a) (Singapore)         3,134,430
                                 652,300      Ichiyoshi Securities Co., Ltd. (Japan)                   6,030,943
                                                                                                    ------------
                                                                                                       9,165,373          0.77%
                                                                                                    ------------
Software                       1,600,617      GEAC Computer Corp., Ltd. (a) (Canada)                  13,254,732          1.12%
                                                                                                    ------------
Telecommunications             5,588,876      Telecom Corp. of New Zealand, Ltd. (New Zealand)        24,846,331          2.09%
                                                                                                    ------------
Transportation                50,794,000      Chuan Hup Holdings, Ltd. (Singapore)                    22,284,823
                                 273,200      Ganger Rolf ASA (Norway)                                15,219,474
                               1,310,200      Golar LNG, Ltd. (a) (Norway)                            15,450,065
                               4,007,000      Noble Group, Ltd. (Singapore)1                           3,602,410
                              18,634,478      Toll NZ, Ltd. (a) (c) (New Zealand)                     41,734,157
                                                                                                   ------------
                                                                                                      98,290,929          8.29%
                                                                                                   ------------
                                              TOTAL COMMON STOCKS
                                              (Cost $461,106,009)                                    603,627,992
                                                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       39
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


                            [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

                            PRINCIPAL                                                                       VALUE          % OF
                            AMOUNT ($)        ISSUES                                                      (NOTE 1)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 41.08%
Repurchase Agreements        288,386,828      Bear Stearns 2.85%, dated 04/29/05, due 05/02/05 (b)    $  288,386,828        24.33%
                                                                                                      --------------
U.S. Treasury Bills           50,000,000      U.S. Treasury Bill 2.70%++, due 05/26/05                    49,907,899
                              50,000,000      U.S. Treasury Bill 2.68%++, due 07/21/05                    49,695,870
                              50,000,000      U.S. Treasury Bill 2.91%++, due 07/28/05                    49,665,507
                              50,000,000      U.S. Treasury Bill 3.14%++, due 10/20/05                    49,287,886
                                                                                                      --------------
                                                                                                         198,557,162        16.75%
                                                                                                      --------------
                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $486,924,735)                                        486,943,990
                                                                                                      --------------
                                              TOTAL INVESTMENT PORTFOLIO - 99.66%
                                              (Cost $1,039,607,370)                                    1,181,432,395
                                                                                                      --------------
                                              OTHER ASSETS LESS
                                              LIABILITIES - 0.34%                                          3,972,056
                                                                                                      --------------
                                              NET ASSETS - 100.00%                                    $1,185,404,451
                                                                                                      ==============
                                              (Applicable to 61,814,211
                                              shares outstanding)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       40
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)


NOTES:
  (a) Non-income producing securities.

  (b) Repurchase agreement collateralized by:

      U.S. Treasury Bills, par value $33,705,000, matures 09/01/05, value $33,364,917.

      U.S. Treasury Strips, par value $80,163,000, matures 11/15/26, value $29,241,859.

      U.S. Treasury Strips, par value $574,225,000, matures 11/15/27, value $200,289,680.

      U.S. Treasury Strips, par value $100,000,000, matures 08/15/28, value $33,855,000.

  (c) Affiliated  issuers - as defined under the Investment  Company Act of 1940
      (ownership of 5% or more of the outstanding voting securities of those issuers).

  ADR: American Depository Receipt.
    + Denominated in U.S. Dollars unless otherwise noted.
   ++ Annualized yield at date of purchase.
    1 Incorporated in Bermuda.
    2 Incorporated in British Virgin Islands.

Country Concentration
                           % of
                       Net Assets
                       ----------
United States #           45.27%
Norway                    12.60
Canada                     7.74
New Zealand                6.74
Hong Kong                  6.37
Japan                      5.29
Singapore                  4.16
Sweden                     2.40
United Kingdom             2.36
Austrailia                 2.26
France                     2.00
Netherlands                0.89
Belgium                    0.52
Switzerland                0.46
Panama                     0.40
Argentina                  0.20
                        -------
Total                     99.66%
                        =======

 # Comprised of cash equivalents.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       41
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2005
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2005 IS AS FOLLOWS:
(UNAUDITED)

         [The data below represent a bar chart in the printed report.]

              Transportation                                     8.29
              IT Services                                        4.92
              Engineering/Construction                           4.85
              Metals & Mining                                    4.49
              Diversified Operations                             4.14
              Foreign Government Obligations                     3.48
              Energy/Services                                    2.97
              Forest Products & Paper                            2.59
              Electronics                                        2.46
              Holding Company                                    2.43
              Real Estate                                        2.2
              Telecommunications                                 2.09
              Advertising                                        1.87
              Other Financial                                    1.81
              Food & Beverage                                    1.18
              Software                                           1.12
              Energy/Coal                                        0.87
              Securities Brokerage                               0.77
              Agriculture                                        0.65
              Building & Construction Products/Services          0.5
              Corporate Services                                 0.35
              Insurance                                          0.32
              Computer Software                                  0.05
              Cash & Equivalents (Net)                           45.6


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       42
================================================================================

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
     Unaffiliated issuers (identified cost of $702,466,002)                           $  817,148,479
     Repurchase agreements (identified cost $288,386,828)                                288,386,828
     Affiliated issuers (identified cost of $48,754,540)                                  75,897,088
                                                                                      --------------
          Total investments (identified cost of $1,039,607,370)                        1,181,432,395
Receivable for fund shares sold                                                           17,177,180
Dividends and interest receivable                                                          1,489,797
Other assets                                                                                  62,539
                                                                                      --------------
          Total assets                                                                 1,200,161,911
                                                                                      --------------

LIABILITIES:
Payable for securities purchased                                                          12,565,042
Payable for fund shares redeemed                                                             876,562
Payable to investment adviser                                                              1,162,407
Accounts payable and accrued expenses                                                        109,647

Payable for service fees (Note 3)                                                             43,802
Commitments (Note 6)                                                                              --
                                                                                      --------------
          Total liabilities                                                               14,757,460
                                                                                      --------------
          Net assets                                                                  $1,185,404,451
                                                                                      ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
     61,814,211 shares outstanding                                                    $1,047,202,890
Accumulated distributions in excess of net investment income                              (5,754,638)
Accumulated undistributed net realized gains from investment transactions                  2,126,828
Net unrealized appreciation of investments and translation
     of foreign currency denominated assets and liabilities                              141,829,371
                                                                                      --------------
          Net assets applicable to capital shares outstanding                         $1,185,404,451
                                                                                      ==============
Net asset value per share                                                                     $19.18
                                                                                              ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       43
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest                                                             $   4,317,156
     Dividends (net of foreign withholding tax of $310,666)                   3,854,355
     Dividends-affiliated issuers                                                53,211
                                                                          -------------
          Total investment income                                             8,224,722
                                                                          -------------

EXPENSES:
     Investment advisory fees (Note 3)                                        4,989,098
     Service fees (Note 3)                                                      347,492
     Custodian fees                                                             214,051
     Transfer agent fees                                                        113,713
     Registration fees                                                           87,778
     Accounting services                                                         54,362
     Auditing and tax consulting fees                                            31,036
     Reports to shareholders                                                     28,657
     Trustees' and officers' fees and expenses                                   25,740
     Administration fees (Note 3)                                                18,227
     Legal fees                                                                   6,674
     Insurance expense                                                            3,213
     Miscellaneous expenses                                                       1,754
                                                                          -------------
          Total operating expenses                                            5,921,795
                                                                          -------------
     Expenses waived and reimbursed (Note 3)                                    118,842
                                                                          -------------
          Net expenses                                                        6,040,637
                                                                          -------------
          Net investment income                                               2,184,085
                                                                          -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
     Net realized gains on investments                                        2,215,213
     Net realized gains on foreign currency transactions                        352,329
     Net change in unrealized appreciation on investments                    70,038,992
     Net change in unrealized depreciation on translation of other
          assets and liabilities denominated in foreign currency                 (1,369)
                                                                          -------------
     Net realized and unrealized gains on investments                        72,605,165
                                                                          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  74,789,250
                                                                          =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       44
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                     For the
                                                                   Six Months
                                                                     Ended          For the Year
                                                                 April 30, 2005         Ended
                                                                   (Unaudited)     October 31, 2004
                                                                 --------------    -----------------

OPERATIONS:
     Net investment income                                       $    2,184,085     $  1,327,742
     Net realized gains on investments                                2,215,213          913,025
     Net realized gains on foreign currency transactions                352,329          887,185
     Net change in unrealized appreciation on investments            70,038,992       52,405,794
     Net change in unrealized appreciation (depreciation)
          on translation of other assets and liabilities
          denominated in foreign currency                                (1,369)           5,792
                                                                 --------------     ------------
     Net increase in net assets resulting from operations            74,789,250       55,539,538
                                                                 --------------     ------------

DISTRIBUTIONS:
     Dividends to shareholders from net investment income            (7,718,235)      (2,639,232)
                                                                 --------------     ------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                   712,585,241      310,962,447
     Net asset value of shares issued in reinvestment of
          dividends and distributions                                 7,143,302        2,535,398
     Redemption fees                                                    446,958          347,019
     Cost of shares redeemed                                        (39,202,627)     (26,669,919)
                                                                 --------------     ------------
     Net increase in net assets resulting from capital
          share transactions                                        680,972,874      287,174,945
                                                                 --------------     ------------
     Net increase in net assets                                     748,043,889      340,075,251
     Net assets at beginning of period                              437,360,562       97,285,311
                                                                 --------------     ------------
     Net assets at end of period
          (including undistributed net investment income of
          $0 and $0, respectively)                               $1,185,404,451     $437,360,562
                                                                 ==============     ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       45
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS. CERTAIN INFORMATION REFLECTS
FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                         FOR THE
                                                        SIX MONTHS          FOR THE          FOR THE        FOR THE
                                                           ENDED           YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                      APRIL 30, 2005       OCTOBER 31,      OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)           2004             2003           2002*
                                                      -------------       -----------       ----------    -----------

Net asset value, beginning of period                  $       17.17       $     13.49       $     9.73       $  10.00
                                                      -------------       -----------       ----------       --------
Income (loss) from investment operations:
     Net investment income                                     0.14              0.25             0.08           0.02
     Net gain (loss) on securities
       (both realized and unrealized)                          2.09              3.73             3.76          (0.29)
                                                      -------------       -----------       ----------       --------
     Total from Investment Operations                          2.23              3.98             3.84          (0.27)
                                                      -------------       -----------       ----------       --------
Less distributions:
     Dividends from net investment income                     (0.22)            (0.30)           (0.08)            --
                                                      -------------       -----------       ----------       --------
     Total distributions                                      (0.22)            (0.30)           (0.08)            --
                                                      -------------       -----------       ----------       --------
Net asset value, end of period                        $       19.18      $      17.17       $    13.49       $   9.73
                                                      =============      ============       ==========       ========
Total return                                                  13.05%(1)         29.95%           39.84%         (2.70%)(1)

Ratios/Supplemental Data:
     Net assets, end of period (in thousands)         $   1,185,404      $    437,370       $   97,285       $ 23,036
     Ratio of expenses to average net assets
          Before expense reimbursement/recovery                1.48%(2)          1.58%            2.21%          4.30%(2)
          After expense reimbursement/recovery                 1.51%(2)          1.75%            1.75%          1.75%(2)
     Ratio of net investment income (loss)
        to average net assets
          Before expense reimbursement/recovery                0.58%(2)          0.75%            0.06%         (2.20%)(2)
          After expense reimbursement/recovery                 0.55%(2)          0.58%            0.52%          0.34%(2)
     Portfolio turnover rate                                      2%(1)            11%               4%             0%(1)


  (1) Not Annualized
  (2) Annualized
 * The Fund commenced investment operations on December 31, 2001.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       46
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified, separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S & P Small Cap 600 Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States.
While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.


--------------------------------------------------------------------------------
                                       47
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)


ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Funds investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Fund's Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At April 30, 2005, such securities had a total fair value of $608,531,335 or 12.28% of net assets of Third Avenue Value Fund, $56,467,288 or 4.22% of net assets of Third Avenue
Small-Cap Value Fund and $114,831,395 or 4.70% of net assets of Third Avenue Real Estate Value Fund. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

--------------------------------------------------------------------------------
                                       48
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)



SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments in the Funds may be comprised of dividends, capital gains distribution and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

       o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

       o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.


--------------------------------------------------------------------------------
                                       49
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)


OPTION CONTRACTS:

An option  contract  gives the buyer the right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Funds to fair value or mark-to-market option contracts on a daily basis which reflects the change in the market value of the contracts at the close of each days trading. The cost of options that expire unexercised are treated by the Funds on expiration date as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains on investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in other income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities.

During the six months ended April 30, 2005, Third Avenue Small-Cap Value Fund had securities lending income of $202,227. The value of Third Avenue Small-Cap Value Fund loaned securities and related collateral outstanding at April 30, 2005, was as follows:

              VALUE OF                            VALUE OF
          SECURITIES LOANED                      COLLATERAL
            ------------                           -------
             $57,314,916                         $59,959,651

The collateral for the Funds consisted of cash which was invested in repurchase agreements with Bear Stearns Securities Corp. dated April 29, 2005 due May 2, 2005, collateralized by U.S. Treasury securities.

--------------------------------------------------------------------------------
                                       50
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

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)


REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principles generally accepted in the United States of America. The Funds tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds' net assets relative to the total net assets of the Third Avenue Variable Series Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the six month period ended April 30, 2005, the Trust paid $47,701. The Trust does pay, together with its affiliate, the Third Avenue Variable Series Trust, Trustees who are not affiliated with the Investment Adviser a fee of $2,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with the Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $40,000. The Trustees on the Audit Committee will each receive $1,000 for each audit committee meeting attended and the audit committee chairman will receive and annual retainer of $1,000.

--------------------------------------------------------------------------------
                                       51
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)



2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:
The aggregate cost of purchases, and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2005 were as follows:

                                                PURCHASES             SALES
                                                ---------             -----
  Third Avenue Value Fund:
        Affiliated                              $ 30,959,627       $         --
        Unaffiliated                             428,999,111        168,330,391
        U.S. Government Securities               304,199,917                 --
  Third Avenue Small-Cap Value Fund:
        Affiliated                                 4,623,510                 --
        Unaffiliated                             150,904,785         52,139,695
        U.S. Government Securities               345,718,385                 --
  Third Avenue Real Estate Value Fund:
        Affiliated                               177,609,303        134,104,495
        Unaffiliated                             388,003,206         38,312,811
        U.S. Government Securities               473,005,824                 --
  Third Avenue International Value Fund:
        Affiliated                                13,142,025                 --
        Unaffiliated                             310,391,226          7,419,825
        U.S. Government Securities               322,257,565                 --



--------------------------------------------------------------------------------
                                       52
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


                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

Written options transactions during the period are summarized as follows:


                                             THIRD AVENUE SMALL-CAP VALUE FUND
                                             NUMBER OF                PREMIUMS
                                             CONTRACTS                RECEIVED
================================================================================
 Options outstanding at

         OCTOBER 31, 2004                           --             $        --
--------------------------------------------------------------------------------
 Options written                                 1,467               2,514,738
 Options terminated in
       closing purchase transactions                --                      --
 Options exercised                                  --                      --
================================================================================
 Options outstanding at
       April 30, 2005                            1,467             $ 2,514,738
--------------------------------------------------------------------------------

                                           THIRD AVENUE REAL ESTATE VALUE FUND
                                             NUMBER OF               PREMIUMS
                                             CONTRACTS               RECEIVED
================================================================================
 Options outstanding at
       October 31, 2004                             --             $        --
--------------------------------------------------------------------------------
 Options written                                 2,443               4,187,812
 Options terminated in
       closing purchase transactions                --                      --
 Options exercised                                  --                      --
================================================================================
 Options outstanding at
       April 30, 2005                            2,443             $ 4,187,812
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of the Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are reimbursable by the Funds, including service fees due to third parties and other miscellaneous expenses. At April 30, 2005, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had

--------------------------------------------------------------------------------
                                       53
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

payables  to   affiliates   of  $697,078,   $216,793,   $340,087  and  $130,520,
respectively, for reimbursement of expenses paid by such affiliates. Under current arrangements for the Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Effective October 15, 1999, whenever, in any fiscal year, Third
Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Prior to this date, the Adviser was obligated to reimburse Third Avenue Real Estate Value Fund per the agreement stated above for the Third Avenue Value Fund and Third Avenue
Small-Cap  Value  Fund.   Under  current   arrangements  for  the  Third  Avenue
International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Third Avenue International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund for the six months ended April 30, 2005. The Adviser recovered fees of $118,842 from Third Avenue International Value Fund, for the six months ended April 30, 2005. As of April 30, 2005 Third Avenue International Value Fund had repaid to the Adviser all previously waived or reimbursed fees.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between
(i) $191,022 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $191,301.

Both the Trust and the Adviser have entered into various Shareholder Servicing Agreements whereby a fee is paid to certain service agents who administer omnibus accounts for indirect shareholders for each of the Funds. Pursuant to provisions adopted by the Board of Trustees, the Adviser has agreed to pay these fees directly. The Funds have agreed to reimburse the Adviser for the amount the Funds would have been charged by their transfer agent for administering the accounts on an individual basis. Those amounts are included as Service Fees on the accompanying Statements of Operations. For the period ended April 30, 2005, such Service Fees amounted to $2,064,499 for Third Avenue Value Fund, $642,522 for Third Avenue Small-Cap Value Fund, $1,025,727 for Third Avenue Real Estate Value Fund and $347,492 for Third Avenue International Value Fund.

--------------------------------------------------------------------------------
                                       54
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)


4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:
M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended April 30, 2005, the Funds incurred brokerage commissions, paid to related parties as follows:

FUND                                    M.J. WHITMAN LLC        PRIVATE DEBT LLC
----                                    ----------------        ----------------
Third Avenue Value Fund                      $ 846,717              $       --
Third Avenue Small-Cap Value Fund              338,596                      --
Third Avenue Real Estate Value Fund            864,283                  31,263
Third Avenue International Value Fund          303,450                      --

INVESTMENT IN AFFILIATES:
A summary of the Funds' transactions in securities of affiliated issuers for the six months ended April 30, 2005 is set forth below:

THIRD AVENUE VALUE FUND

                                        SHARES                                      SHARES              VALUE AT     DIVIDEND INCOME
                                   HELD AT OCT. 31,        SHARES       SHARES    HELD AT APR. 30,       APR. 30,     NOV. 1, 2004 -
NAME OF ISSUER:                          2004             PURCHASED      SOLD          2005               2005         APR. 30, 2005
---------------                    ----------------       ---------      ----     ----------------      ---------     --------------
ACA Capital Holdings, Inc.                118,812               --         --           118,812       $ 4,410,73          $      --
ACA Capital Holdings, Inc.
  Convertible Pfd.                            259               --         --               259        14,715,824                --
ACA Capital Holdings, Inc.
  Senior Convertible Pfd.                     103               --         --               103         5,881,448                --
ACA Capital Holdings, Inc.
  Series B Senior Convertible Pfd.        133,783               --         --           133,783         8,333,333                --
ACMAT Corp. Class A                       200,678               --         --           200,678         2,648,950                --
Alamo Group, Inc.                         594,300               --         --           594,300        11,380,845            71,316
AVX Corp.                               6,380,700        2,665,500         --         9,046,200        98,513,118           516,053
Carver Bancorp, Inc.                      218,500               --         --           218,500         3,878,375            30,590
CGA Group, Ltd., Series C               6,045,667               --         --         6,045,667              --                  --
CRT Properties, Inc.                    1,352,836               --         --         1,352,836                +            946,985
Danielson Holding Corp.                 4,535,622               --         --         4,535,622        65,131,532                --
Frank's Nursery & Crafts, Inc.          2,217,294          133,401(1)      --         2,350,695         2,033,351                --
Innovative Clinical Solutions, Ltd.     1,308,740               --         --         1,308,740             3,272                --
Tejon Ranch Co.                         3,420,106               --         --         3,420,106       151,681,701                --
Trammell Crow Co.                       2,150,000               --         --         2,150,000        45,795,000                --
Woronoco Bancorp, Inc.                    390,800               --         --           390,800        12,321,924           335,111
                                                                                                     ------------        ----------
Total Affiliates                                                                                     $426,729,410        $1,900,055
                                                                                                     ============        ==========


--------------------------------------------------------------------------------
                                       55
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

THIRD AVENUE SMALL-CAP VALUE FUND

                                       SHARES                                        SHARES
                                      HELD AT                                         HELD         VALUE AT    DIVIDEND INCOME
                                      OCT. 31,         SHARES         SHARES       AT APR. 30,     APR. 30,     NOV. 1, 2004 -
NAME OF ISSUER:                         2004          PURCHASED        SOLD           2005           2005      APR. 30, 2005
---------------                      -----------      ---------       ------       -----------     ---------   ---------------

Bel Fuse, Inc. Class B                  307,700         164,293         --           471,993    $ 12,673,012         $  33,379
Wellsford Real Properties, Inc.         343,000              --         --           343,000       4,915,190                --
                                                                                                ------------         ---------
Total Affiliates                                                                                $ 17,588,202         $  33,379
                                                                                                ============         =========

THIRD AVENUE REAL ESTATE VALUE FUND
                                       SHARES                                        SHARES
                                      HELD AT                                         HELD         VALUE AT    DIVIDEND INCOME
                                      OCT. 31,         SHARES       SHARES         AT APR. 30,     APR. 30,     NOV. 1, 2004 -
NAME OF ISSUER:                         2004          PURCHASED      SOLD             2005           2005      APR. 30, 2005
---------------                      -----------      ---------     ------         -----------  ------------   ---------------
Acadia Realty Trust                     907,400         957,700         --         1,865,100    $ 29,934,855         $ 253,707
Affordable Residential
  Communities, Inc.                      79,200       2,047,300         --         2,126,500      27,176,670                --
American Land Lease, Inc.               379,798           6,000         --           385,798       8,383,391            84,172
Associated Estates Realty Corp.         189,700       1,580,600         --         1,770,300      17,419,752           372,130
Avatar Holdings, Inc.                   434,690              --         --           434,690      21,104,200                --
Catellus Development Corp.            3,384,249       2,214,400         --         5,598,649     155,082,577         3,921,016
Consolidated-Tomoka Land Co.            510,000              --         --           510,000      31,135,500            71,400
CRIIMI Mae Inc.                         534,369         527,600         --         1,061,969      22,258,870                --
Falcon Financial Investment Trust     1,430,850              --  1,430,850(2)             --              --           228,936
Forest City Enterprises, Inc.
  Class A                             2,536,900         167,300       --           2,704,200     170,770,230         1,078,800
Killam Properties, Inc.               6,280,400       1,100,000       --           7,380,400      15,490,590                --
LNR Property Corp.                    1,955,200              --  1,955,200(2)             --              --            24,440
One Liberty Properties, Inc.            938,200              --       --             938,200      18,182,316           351,836
PS Business Parks, Inc.               1,223,600         526,800       --           1,750,400      70,646,144           724,861
Thomas Properties Group, Inc.         2,000,000              --       --           2,000,000      25,900,000           120,000
Trammell Crow Co.                     2,079,950              --       --           2,079,950      44,302,935                --
Unite Group PLC                       3,447,000       2,819,615       --           6,266,615      34,168,894           194,388
Wellsford Real Properties, Inc.         827,550              --       --             827,550      11,858,792                --
                                                                                                ------------        ----------
Total Affiliates                                                                                $703,815,716        $7,425,686
                                                                                                ============        ==========

THIRD AVENUE INTERNATIONAL VALUE FUND
                                       SHARES                                        SHARES
                                      HELD AT                                         HELD         VALUE AT    DIVIDEND INCOME
                                      OCT. 31,         SHARES       SHARES         AT APR. 30,     APR. 30,     NOV. 1, 2004 -
NAME OF ISSUER:                         2004          PURCHASED      SOLD             2005           2005      APR. 30, 2005
---------------                      -----------      ---------     ------       -----------     ---------   ---------------
Boardroom, Ltd.                      10,695,000       4,133,000       --          14,828,000    $  4,149,296         $  53,211
Oslo Bors Holding ASA                   301,700          50,000       --             351,700      16,712,337                --
Rubicon, Ltd.                        14,039,511       6,122,300       --          20,161,811      13,301,298                --
Toll NZ, Ltd.                        16,017,785       2,616,693       --          18,634,478      41,734,157                --
                                                                                                 -----------         ---------
Total Affiliates                                                                                $ 75,897,088         $  53,211
                                                                                                ============         =========

+   As of April 30, 2005, no longer an affiliate.
(1)   Increase due to distribution.
(2)   Decrease due to acquisition.



--------------------------------------------------------------------------------
                                       56
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                  THIRD AVENUE                                    THIRD AVENUE
                                                   VALUE FUND                                 SMALL-CAP VALUE FUND
                                        ---------------------------------               ---------------------------------
                                           FOR THE                 FOR THE                 FOR THE                 FOR THE
                                      SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
                                       APRIL 30, 2005         OCTOBER 31, 2004         APRIL 30, 2005         OCTOBER 31, 2004
                                       ---------------        ----------------         ---------------        ----------------
Increase in Fund shares:
Shares outstanding at beginning
    of period                               78,864,234              74,295,949              45,620,087              30,061,713
    Shares sold                             19,743,201              18,710,537              19,788,639              21,354,258
    Shares reinvested from dividends
        and distributions                    1,181,563                 551,515                 355,336                 179,554
    Shares redeemed                         (6,910,296)            (14,693,767)             (4,459,540)             (5,975,438)
                                            ----------              ----------              ----------              ----------
Net increase in Fund shares                 14,014,468               4,568,285              15,684,435              15,558,374
                                            ----------              ----------              ----------              ----------
Shares outstanding at end of period         92,878,702              78,864,234              61,304,522              45,620,087
                                            ==========              ==========              ==========              ==========

                                                  THIRD AVENUE                                    THIRD AVENUE
                                             REAL ESTATE VALUE FUND                         INTERNATIONAL VALUE FUND
                                        ---------------------------------               ---------------------------------
                                          FOR THE                 FOR THE                 FOR THE                 FOR THE
                                      SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
                                       APRIL 30, 2005         OCTOBER 31, 2004         APRIL 30, 2005         OCTOBER 31, 2004
                                       ---------------        ----------------         ---------------        ----------------
Increase in Fund shares:
Shares outstanding at beginning
    of period                               66,482,129              32,072,703              25,477,108               7,210,930
    Shares sold                             28,226,940              43,095,024              38,040,831              19,841,522
    Shares reinvested from dividends
        and distributions                    1,144,868                 852,727                 391,442                 178,970
    Shares redeemed                         (7,113,721)             (9,538,325)             (2,095,170)             (1,754,314)
                                            ----------              ----------              ----------              ----------
Net increase in Fund shares                 22,258,087              34,409,426              36,337,103              18,266,178
                                            ----------              ----------              ----------              ----------
Shares outstanding at end of period         88,740,216              66,482,129              61,814,211              25,477,108
                                            ==========              ==========              ==========              ==========

The Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. The Third Avenue Small-Cap Value Fund and the Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. The Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.


--------------------------------------------------------------------------------
                                       57
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

6. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,900,000 capital investment to Insurance Partners II Equity Fund, LP of which $1,805,000 has been funded as of April 30, 2005. This commitment may be payable upon demand of Insurance Partners II Equity Fund, LP.

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2005. This commitment may be payable upon demand of RS Holdings.

Third Avenue Value Fund has committed to participate in the Danielson Holding Corporation rights offering. This commitment will likely require the Fund to pay $24,492,359 to purchase additional shares of Danielson Holding Corporation.

Third Avenue Value Fund and Third Avenue Real Estate Value Fund have committed to participate in the Frank's Nursery & Crafts rights offering. This commitment may require the Funds to pay $18,176,301 and $4,765,840, respectively to purchase additional shares of Frank's Nursery & Crafts.

Third Avenue Real Estate Value Fund has committed $19,767,433 to Frank's Nursery & Crafts, of which $9,912,221 has been funded as of April 30, 2005. This commitment may be payable upon demand of Frank's Nursery & Crafts.

Third Avenue Real Estate Value Fund has committed up to $10,500,000 to Atlantic American Realty Capital, of which $500,000 has been funded as of April 30, 2005. This commitment may be payable upon demand of Atlantic American Realty Capital.

Accordingly,  the Third Avenue Value Fund and the Third Avenue Real Estate Value
Fund  have   segregated   securities   valued  at  $50,488,549  and  $24,832,743
respectively, to meet each of these commitments.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the pos-

--------------------------------------------------------------------------------
                                       58
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

sible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

Third Avenue Value Fund and Third Avenue Real Estate Value Fund currently invest in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

TRADE CLAIMS:

Third Avenue Value Fund and Third Avenue Real Estate Value Fund currently invest in trade claims. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

8. FEDERAL INCOME TAXES

As of October 31, 2004, Third Avenue Value Fund and Third Avenue International Value Fund each expect to have available for federal tax purposes unused capital loss carryforwards of $27,387,632 and $440,714, respectively, which expire in 2011 unless utilized prior thereto. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.


--------------------------------------------------------------------------------
                                       59
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2005
                                   (UNAUDITED)

The tax character of distributions paid during the period ended April 30, 2005 was as follows:

                                              ORDINARY             NET LONG-TERM
                                               INCOME              CAPITAL GAINS
                                               ------              -------------
 Third Avenue Value Fund                       63,790,875                     --
 Third Avenue Small-Cap Value Fund              4,737,161              3,627,198
 Third Avenue Real Estate Value Fund           16,621,253             15,681,270
 Third Avenue International Value Fund          7,718,235                     --

The tax character of distributions paid during the year ended October 31, 2004 was as follows:

                                              ORDINARY             NET LONG-TERM
                                               INCOME              CAPITAL GAINS
                                               ------              -------------
 Third Avenue Value Fund                       23,429,997                     --
 Third Avenue Small-Cap Value Fund              2,553,279                858,447
 Third Avenue Real Estate Value Fund           17,371,305              1,341,884
 Third Avenue International Value Fund          2,639,232                     --

9. SUBSEQUENT EVENTS
Effective immediately after net asset valuations on June 30, 2005, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund will close to new investors subject to certain exceptions as described in the Supplement to the Prospectus dated June 8, 2005.


--------------------------------------------------------------------------------
                                       60
================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2004 and held for the entire reporting period ended April 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                         Expenses Paid
                                           Beginning                Ending             During the Period
                                         Account Value           Account Value        November 1, 2004 to         Annualized
                                       November 1, 2004         April 30, 2005          April 30, 2005*          Expense Ratio
                                       ----------------         --------------          ---------------          -------------
Third Avenue Value Fund
  Actual                                    $1,000                  $1,124                   $5.69                   1.08%
  Hypothetical                              $1,000                  $1,019                   $5.41                   1.08%
Third Avenue Small-Cap Value Fund
  Actual                                    $1,000                  $1,049                   $5.64                   1.11%
  Hypothetical                              $1,000                  $1,019                   $5.56                   1.11%
Third Avenue Real Estate Value Fund
  Actual                                    $1,000                  $1,099                   $5.78                   1.11%
  Hypothetical                              $1,000                  $1,019                   $5.56                   1.11%
Third Avenue International Value Fund
  Actual                                    $1,000                  $1,131                   $7.98                   1.51%
  Hypothetical                              $1,000                  $1,017                   $7.55                   1.51%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

--------------------------------------------------------------------------------
                                       61
================================================================================

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                 Julie A. Smith
                               Assistant Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.



(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust
             ------------------

By:    /s/ David M. Barse
       -------------------
Name:  David M. Barse
Title: Principal Executive Officer
Date:  June 17, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ David M. Barse
       -------------------
Name:  David M. Barse
Title: Principal Executive Officer
Date:  June 17, 2005

By:    /s/ Vincent J. Dugan
       --------------------
Name:  Vincent J. Dugan
Title: Principal Financial Officer
Date:  June 17, 2005